UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Stephen Tate, Vice President

100 Federal Street

Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2025

Date of reporting period:	August 1, 2024 – January 31, 2025

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam Ultra Short Duration Income Fund
Class A [PSDTX]
Semi-Annual Shareholder Report | January 31, 2025

This semi-annual shareholder report contains important information about Putnam Ultra Short Duration Income Fund for the period August 1, 2024, to January 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$21	0.42%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of January 31, 2025)

Total Net Assets	$9,765,982,403
Total Number of Portfolio Holdings*	493
Portfolio Turnover Rate	35%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of January 31, 2025)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, and other unclassified assets in the portfolio and may show a negative market value percentage as a result of the timing of trade-date and settlement-date transactions. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Ultra Short Duration Income Fund	PAGE 1	39200-STSA-0325

Putnam Ultra Short Duration Income Fund
Class C [PSDLX]
Semi-Annual Shareholder Report | January 31, 2025

This semi-annual shareholder report contains important information about Putnam Ultra Short Duration Income Fund for the period August 1, 2024, to January 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$42	0.82%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of January 31, 2025)

Total Net Assets	$9,765,982,403
Total Number of Portfolio Holdings*	493
Portfolio Turnover Rate	35%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of January 31, 2025)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, and other unclassified assets in the portfolio and may show a negative market value percentage as a result of the timing of trade-date and settlement-date transactions. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Ultra Short Duration Income Fund	PAGE 1	39200-STSC-0325

Putnam Ultra Short Duration Income Fund
Class N [PSDNX]
Semi-Annual Shareholder Report | January 31, 2025

This semi-annual shareholder report contains important information about Putnam Ultra Short Duration Income Fund for the period August 1, 2024, to January 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class N	$29	0.57%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of January 31, 2025)

Total Net Assets	$9,765,982,403
Total Number of Portfolio Holdings*	493
Portfolio Turnover Rate	35%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of January 31, 2025)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, and other unclassified assets in the portfolio and may show a negative market value percentage as a result of the timing of trade-date and settlement-date transactions. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Ultra Short Duration Income Fund	PAGE 1	39200-STSN-0325

Putnam Ultra Short Duration Income Fund
Class R [PSDRX]
Semi-Annual Shareholder Report | January 31, 2025

This semi-annual shareholder report contains important information about Putnam Ultra Short Duration Income Fund for the period August 1, 2024, to January 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$42	0.82%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of January 31, 2025)

Total Net Assets	$9,765,982,403
Total Number of Portfolio Holdings*	493
Portfolio Turnover Rate	35%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of January 31, 2025)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, and other unclassified assets in the portfolio and may show a negative market value percentage as a result of the timing of trade-date and settlement-date transactions. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Ultra Short Duration Income Fund	PAGE 1	39200-STSR-0325

Putnam Ultra Short Duration Income Fund
Class R6 [PSDQX]
Semi-Annual Shareholder Report | January 31, 2025

This semi-annual shareholder report contains important information about Putnam Ultra Short Duration Income Fund for the period August 1, 2024, to January 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$15	0.29%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of January 31, 2025)

Total Net Assets	$9,765,982,403
Total Number of Portfolio Holdings*	493
Portfolio Turnover Rate	35%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of January 31, 2025)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, and other unclassified assets in the portfolio and may show a negative market value percentage as a result of the timing of trade-date and settlement-date transactions. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Ultra Short Duration Income Fund	PAGE 1	39200-STSR6-0325

Putnam Ultra Short Duration Income Fund
Class Y [PSDYX]
Semi-Annual Shareholder Report | January 31, 2025

This semi-annual shareholder report contains important information about Putnam Ultra Short Duration Income Fund for the period August 1, 2024, to January 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class Y	$16	0.32%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of January 31, 2025)

Total Net Assets	$9,765,982,403
Total Number of Portfolio Holdings*	493
Portfolio Turnover Rate	35%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of January 31, 2025)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, and other unclassified assets in the portfolio and may show a negative market value percentage as a result of the timing of trade-date and settlement-date transactions. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Ultra Short Duration Income Fund	PAGE 1	39200-STSY-0325

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements and Other Important Information in Item 7 below.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Putnam
Ultra Short Duration Income
Fund

Financial Statements and Other Important Information

Semiannual | January 31, 2025

Financial Statements and Other Important Information—Semiannual	franklintempleton.com

The fund’s portfolio 1/31/25 (Unaudited)
CORPORATE BONDS AND NOTES (76.1%)*	Principal amount	Value
Banking (39.6%)
ABN AMRO Bank NV 144A sr. unsec. FRN 6.575%, 10/13/26 (Netherlands)	$24,000,000	$24,247,542
ABN AMRO Bank NV 144A sr. unsec. FRN 6.339%, 9/18/27 (Netherlands)	39,800,000	40,721,964
ABN AMRO Bank NV 144A sr. unsec. FRN (US SOFR Compounded Index + 1.78%), 6.171%, 9/18/27 (Netherlands)	9,300,000	9,446,215
ABN AMRO Bank NV 144A sr. unsec. unsub. notes 4.988%, 12/3/28 (Netherlands)	22,400,000	22,400,356
ANZ New Zealand Int’l, Ltd./London 144A company guaranty sr. unsec. FRN (US SOFR + 0.60%), 5.064%, 2/18/25 (United Kingdom)	28,032,000	28,037,419
Australia and New Zealand Banking Group, Ltd. 144A sr. unsec. FRN (US SOFR + 0.65%), 5.026%, 9/30/27 (Australia)	23,440,000	23,537,438
Australia and New Zealand Banking Group, Ltd. 144A sr. unsec. notes 4.829%, 2/3/25 (Australia)	29,132,000	29,132,000
Australia and New Zealand Banking Group, Ltd. 144A sr. unsec. unsub. FRN (US SOFR + 0.68%), 5.055%, 7/16/27 (Australia)	42,314,000	42,500,378
Banco Bilbao Vizcaya Argentaria SA sr. unsec. unsub. FRN 5.862%, 9/14/26 (Spain)	54,652,000	54,959,700
Banco Bilbao Vizcaya Argentaria SA sr. unsec. unsub. notes 1.125%, 9/18/25 (Spain)	6,400,000	6,265,292
Banco Santander SA sr. unsec. unsub. FRN 6.527%, 11/7/27 (Spain)	24,000,000	24,664,255
Banco Santander SA sr. unsec. unsub. FRN 5.552%, 3/14/28 (Spain)	19,200,000	19,399,709
Banco Santander SA sr. unsec. unsub. FRN (US SOFR + 1.12%), 5.506%, 7/15/28 (Spain)	27,800,000	27,923,579
Banco Santander SA sr. unsec. unsub. notes 2.746%, 5/28/25 (Spain)	175,000	173,836
Bank of America Corp. sr. unsec. FRN 5.08%, 1/20/27	46,963,000	47,114,281
Bank of America Corp. sr. unsec. FRN Ser. MTN, (US SOFR + 1.05%), 5.572%, 2/4/28	12,591,000	12,698,069
Bank of America Corp. sr. unsec. unsub. FRN (US SOFR + 0.83%), 5.211%, 1/24/29	45,633,000	45,668,657
Bank of America NA sr. unsec. unsub. notes 5.526%, 8/18/26	38,626,000	39,204,830
Bank of Montreal sr. unsec. FRN (US SOFR Compounded Index + 0.88%), 5.29%, 9/10/27 (Canada)	28,076,000	28,176,357
Bank of Montreal sr. unsec. FRN (US SOFR + 0.86%), 5.242%, 1/27/29 (Canada)	27,290,000	27,299,390
Bank of Montreal sr. unsec. unsub. notes Ser. MTN, 1.85%, 5/1/25 (Canada)	10,188,000	10,123,784
Bank of New York Mellon (The) sr. unsec. FRN Ser. BKNT, 5.148%, 5/22/26	23,857,000	23,894,672
Bank of New York Mellon Corp. (The) sr. unsec. unsub. FRN (US SOFR Compounded Index + 0.83%), 5.207%, 7/21/28	9,334,000	9,387,326
Bank of New York Mellon Corp. (The) sr. unsec. unsub. FRN (US SOFR + 0.62%), 5.002%, 4/25/25	51,872,000	51,912,166
Bank of Nova Scotia (The) sr. unsec. unsub. notes 5.35%, 12/7/26 (Canada)	20,938,000	21,219,171
Bank of Nova Scotia (The) sr. unsec. FRN (US SOFR + 0.89%), 5.276%, 2/14/29 (Canada)	27,545,000	27,561,774
Bank of Nova Scotia (The) sr. unsec. unsub. FRN (US SOFR + 1.00%), 5.413%, 9/8/28 (Canada)	37,442,000	37,658,675
Bank of Nova Scotia (The) sr. unsec. unsub. FRN Ser. GMTN (US SOFR Compounded Index + 0.78%), 5.202%, 6/4/27 (Canada)	37,930,000	38,096,376
Banque Federative du Credit Mutuel SA 144A sr. unsec. FRN (US SOFR Compounded Index + 1.07%), 5.537%, 2/16/28 (France)	27,016,000	27,152,246
Banque Federative du Credit Mutuel SA 144A sr. unsec. FRN (US SOFR Compounded Index + 0.41%), 4.932%, 2/4/25 (France)	61,078,000	61,078,269
Banque Federative du Credit Mutuel SA 144A sr. unsec. notes 5.896%, 7/13/26 (France)	23,865,000	24,235,163
Barclays PLC sr. unsec. unsub. FRN 6.496%, 9/13/27 (United Kingdom)	26,815,000	27,458,008
Barclays PLC sr. unsec. unsub. FRN 5.304%, 8/9/26 (United Kingdom)	24,224,000	24,281,021
Barclays PLC sr. unsec. unsub. notes 5.829%, 5/9/27 (United Kingdom)	13,660,000	13,819,267
Barclays PLC sr. unsec. unsub. notes 4.375%, 1/12/26 (United Kingdom)	21,059,000	20,996,736
Barclays PLC sr. unsec. unsub. notes 3.65%, 3/16/25 (United Kingdom)	9,395,000	9,382,120
BNP Paribas SA 144A sr. unsec. unsub. notes 3.50%, 11/16/27 (France)	21,762,000	20,932,579
BPCE SA 144A sr. unsec. FRN (US SOFR + 0.96%), 5.346%, 9/25/25 (France)	23,930,000	24,032,737
BPCE SA 144A sr. unsec. FRN 1.652%, 10/6/26 (France)	9,666,000	9,457,025
BPCE SA 144A sr. unsec. unsub. FRN 5.975%, 1/18/27 (France)	28,882,000	29,133,106
BPCE SA 144A unsec. sub. notes 4.50%, 3/15/25 (France)	9,325,000	9,316,874
CaixaBank SA 144A sr. unsec. notes 6.684%, 9/13/27 (Spain)	26,720,000	27,461,390
Canadian Imperial Bank of Commerce sr. unsec. notes 5.926%, 10/2/26 (Canada)	31,583,000	32,237,060
Canadian Imperial Bank of Commerce sr. unsec. unsub. FRN (US SOFR Compounded Index + 0.93%), 5.332%, 9/11/27 (Canada)	37,442,000	37,583,580

Ultra Short Duration Income Fund
1

CORPORATE BONDS AND NOTES (76.1%)* cont.	Principal amount	Value
Banking cont.
Canadian Imperial Bank of Commerce sr. unsec. unsub. FRN (US SOFR + 0.94%), 5.316%, 6/28/27 (Canada)	$32,980,000	$33,211,994
Canadian Imperial Bank of Commerce sr. unsec. unsub. notes 5.144%, 4/28/25 (Canada)	33,415,000	33,467,159
Citibank NA sr. unsec. notes 4.876%, 11/19/27	23,419,000	23,478,739
Citigroup, Inc. sr. unsec. FRN 5.61%, 9/29/26	37,963,000	38,163,621
Citigroup, Inc. sr. unsec. FRN (US SOFR + 0.77%), 5.183%, 6/9/27	25,125,000	25,162,295
Citigroup, Inc. sr. unsec. FRN 3.106%, 4/8/26	31,781,000	31,685,784
Citigroup, Inc. sr. unsec. unsub. notes 3.29%, 3/17/26	23,031,000	22,986,130
Citizens Bank NA/Providence RI sr. unsec. notes Ser. BKNT, 2.25%, 4/28/25	4,360,000	4,334,360
Commonwealth Bank of Australia 144A sr. unsec. FRN (US SOFR + 0.46%), 4.898%, 11/27/26 (Australia)	36,945,000	36,999,323
Commonwealth Bank of Australia 144A sr. unsec. unsub. FRN (US SOFR + 0.74%), 5.133%, 3/14/25 (Australia)	28,795,000	28,811,460
Commonwealth Bank of Australia 144A unsec. sub. notes 4.50%, 12/9/25 (Australia)	19,489,000	19,420,651
Cooperatieve Rabobank UA sr. unsec. FRN (US SOFR Compounded Index + 0.62%), 5.061%, 8/28/26 (Netherlands)	18,730,000	18,791,274
Cooperatieve Rabobank UA sr. unsec. notes 4.883%, 1/21/28 (Netherlands)	18,165,000	18,334,545
Cooperatieve Rabobank UA sr. unsec. notes 4.85%, 1/9/26 (Netherlands)	23,840,000	23,938,408
Cooperatieve Rabobank UA company guaranty unsec. sub. notes 4.375%, 8/4/25 (Netherlands)	15,905,000	15,863,957
Credit Agricole SA 144A sr. unsec. notes 5.134%, 3/11/27 (France)	33,674,000	33,931,336
Credit Agricole SA 144A unsec. sub. notes 4.375%, 3/17/25 (France)	11,741,000	11,731,070
Credit Agricole SA/London 144A sr. unsec. FRN (US SOFR + 1.21%), 5.62%, 9/11/28 (France)	17,672,000	17,766,969
Credit Agricole SA/London 144A sr. unsec. FRN (US SOFR + 0.87%), 5.28%, 3/11/27 (France)	2,750,000	2,760,147
Credit Agricole SA/London 144A sr. unsec. FRN 4.631%, 9/11/28 (France)	21,393,000	21,161,547
Credit Agricole SA/London 144A sr. unsec. notes 5.589%, 7/5/26 (France)	33,415,000	33,854,656
Credit Suisse AG sr. unsec. unsub. notes Ser. MTN, 3.70%, 2/21/25	31,697,000	31,683,381
Credit Suisse Group AG 144A sr. unsec. FRN 6.373%, 7/15/26 (Switzerland)	23,833,000	23,997,460
Danske Bank A/S 144A sr. unsec. notes 6.259%, 9/22/26 (Denmark)	1,950,000	1,967,205
Danske Bank A/S 144A sr. unsec. notes 5.427%, 3/1/28 (Denmark)	21,256,000	21,508,988
DNB Bank ASA 144A sr. unsec. FRN 5.896%, 10/9/26 (Norway)	40,213,000	40,519,654
Fifth Third Bank/Cincinnati, OH sr. unsec. FRN (US SOFR + 0.81%), 5.192%, 1/28/28	20,900,000	20,974,682
Fifth Third Bank/Cincinnati, OH sr. unsec. notes 4.967%, 1/28/28	11,945,000	12,012,217
Goldman Sachs Bank USA/New York, NY sr. unsec. FRN (US SOFR + 0.75%), 5.202%, 5/21/27	50,512,000	50,617,692
HSBC USA, Inc. sr. unsec. unsub. notes 5.625%, 3/17/25	57,650,000	57,731,250
Huntington Bancshares, Inc. sr. unsec. unsub. notes 4.00%, 5/15/25	10,437,000	10,412,308
ING Groep NV sr. unsec. FRN (US SOFR Compounded Index + 1.64%), 6.028%, 3/28/26 (Netherlands)	9,675,000	9,693,981
ING Groep NV sr. unsec. FRN (US SOFR Compounded Index + 1.01%), 5.399%, 4/1/27 (Netherlands)	6,054,000	6,076,310
ING Groep NV sr. unsec. FRN 3.869%, 3/28/26 (Netherlands)	30,198,000	30,150,778
ING Groep NV sr. unsec. unsub. FRN 6.083%, 9/11/27 (Netherlands)	20,309,000	20,695,235
ING Groep NV sr. unsec. unsub. FRN (US SOFR Compounded Index + 1.56%), 5.97%, 9/11/27 (Netherlands)	41,064,000	41,623,271
ING Groep NV 144A sr. unsec. notes 4.625%, 1/6/26 (Netherlands)	8,295,000	8,307,797
JPMorgan Chase & Co. sr. unsec. FRN (US SOFR + 0.86%), 5.237%, 10/22/28	19,564,000	19,629,571
JPMorgan Chase & Co. sr. unsec. unsub. FRN (US SOFR + 0.92%), 5.297%, 4/22/28	8,414,000	8,457,126
JPMorgan Chase & Co. sr. unsec. unsub. FRN (US SOFR + 0.80%), 5.181%, 1/24/29	27,571,000	27,575,467
JPMorgan Chase & Co. sr. unsec. unsub. FRN 4.08%, 4/26/26	26,202,000	26,158,733
JPMorgan Chase & Co. sr. unsec. unsub. FRN 2.083%, 4/22/26	10,061,000	10,002,682
JPMorgan Chase & Co. sr. unsec. unsub. notes 5.571%, 4/22/28	26,807,000	27,246,853
JPMorgan Chase & Co. sr. unsec. unsub. notes 4.505%, 10/22/28	11,195,000	11,107,749
KeyBank NA sr. unsec. notes Ser. BKNT, 4.15%, 8/8/25	12,618,000	12,574,601
KeyCorp sr. unsec. unsub. FRN Ser. MTN, (US SOFR Compounded Index + 1.25%), 5.698%, 5/23/25	34,454,000	34,472,377
Lloyds Banking Group PLC sr. unsec. unsub. FRN (US SOFR Compounded Index + 1.56%), 6.082%, 8/7/27 (United Kingdom)	17,173,000	17,383,629
Lloyds Banking Group PLC sr. unsec. unsub. FRN 5.985%, 8/7/27 (United Kingdom)	22,697,000	23,037,770

2
Ultra Short Duration Income Fund

CORPORATE BONDS AND NOTES (76.1%)* cont.	Principal amount	Value
Banking cont.
Lloyds Banking Group PLC sr. unsec. unsub. FRN 4.716%, 8/11/26 (United Kingdom)	$3,299,000	$3,295,943
Lloyds Banking Group PLC sr. unsec. unsub. notes 5.462%, 1/5/28 (United Kingdom)	19,068,000	19,253,006
Lloyds Banking Group PLC sr. unsec. unsub. notes 5.087%, 11/26/28 (United Kingdom)	6,724,000	6,742,456
Lloyds Banking Group PLC sr. unsec. unsub. notes 4.45%, 5/8/25 (United Kingdom)	38,283,000	38,261,065
Lloyds Banking Group PLC sr. unsec. unsub. notes 3.511%, 3/18/26 (United Kingdom)	11,985,000	11,963,626
Macquarie Bank, Ltd. 144A sr. unsec. FRN (US SOFR + 1.31%), 5.683%, 3/21/25 (Australia)	19,285,000	19,310,962
Macquarie Bank, Ltd. 144A sr. unsec. notes 5.391%, 12/7/26 (Australia)	14,358,000	14,579,392
Macquarie Bank, Ltd. 144A sr. unsec. notes 3.231%, 3/21/25 (Australia)	3,999,000	3,992,763
Mitsubishi UFJ Financial Group, Inc. sr. unsec. FRN 5.719%, 2/20/26 (Japan)	26,697,000	26,708,416
Mitsubishi UFJ Financial Group, Inc. sr. unsec. FRN (US SOFR + 0.94%), 5.407%, 2/20/26 (Japan)	29,385,000	29,394,011
Mitsubishi UFJ Financial Group, Inc. sr. unsec. notes 2.193%, 2/25/25 (Japan)	11,924,000	11,906,754
Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub. FRN 5.541%, 4/17/26 (Japan)	23,461,000	23,490,456
Mizuho Financial Group, Inc. sr. unsec. unsub. FRN (US SOFR + 0.96%), 5.422%, 5/22/26 (Japan)	36,568,000	36,646,096
National Australia Bank, Ltd. 114A sr. unsec. FRN (US SOFR + 0.62%), 5.022%, 6/11/27 (Australia)	18,673,000	18,737,317
National Australia Bank, Ltd. 144A sr. unsec. FRN (US SOFR + 0.60%), 4.982%, 10/26/27 (Australia)	22,921,000	22,977,509
National Bank of Canada company guaranty sr. unsec. FRN (US SOFR Compounded Index + 1.03%), 5.401%, 7/2/27 (Canada)	18,800,000	18,876,357
National Bank of Canada company guaranty sr. unsec. notes 5.60%, 7/2/27 (Canada)	20,090,000	20,322,828
Nationwide Building Society 144A sr. unsec. FRN 6.557%, 10/18/27 (United Kingdom)	13,975,000	14,341,566
Nationwide Building Society 144A sr. unsec. unsub. FRN (US SOFR + 1.29%), 5.757%, 2/16/28 (United Kingdom)	9,065,000	9,140,332
NatWest Group PLC sr. unsec. unsub. FRN 5.847%, 3/2/27 (United Kingdom)	27,115,000	27,411,303
NatWest Group PLC sr. unsec. unsub. FRN (US SOFR + 1.25%), 5.70%, 3/1/28 (United Kingdom)	35,270,000	35,558,095
NatWest Group PLC sr. unsec. unsub. FRN 5.583%, 3/1/28 (United Kingdom)	9,420,000	9,546,737
NatWest Group PLC sr. unsec. unsub. notes 7.472%, 11/10/26 (United Kingdom)	31,979,000	32,607,590
Nordea Bank ABP 144A sr. unsec. FRN (US SOFR + 0.74%), 5.129%, 3/19/27 (Finland)	14,242,000	14,309,240
PNC Bank NA sr. unsec. FRN (US SOFR + 0.50%), 4.873%, 1/15/27	18,472,000	18,494,392
PNC Financial Services Group, Inc. (The) sr. unsec. unsub. FRN 5.812%, 6/12/26	55,152,000	55,328,012
PNC Financial Services Group, Inc. (The) sr. unsec. unsub. FRN 4.758%, 1/26/27	39,377,000	39,363,246
Royal Bank of Canada sr. unsec. FRN Ser. GMTN, (US SOFR Compounded Index + 1.08%), 5.457%, 7/20/26 (Canada)	28,880,000	29,129,420
Royal Bank of Canada sr. unsec. FRN Ser. GMTN, (US SOFR Compounded Index + 0.83%), 5.211%, 1/24/29 (Canada)	36,742,000	36,772,924
Royal Bank of Canada sr. unsec. FRN Ser. GMTN, (US SOFR Compounded Index + 0.79%), 5.171%, 7/23/27 (Canada)	42,037,000	42,140,389
Royal Bank of Canada sr. unsec. FRN Ser. GMTN, (US SOFR Compounded Index + 0.72%), 5.097%, 10/18/27 (Canada)	23,350,000	23,374,782
Santander Holdings USA, Inc. sr. unsec. unsub. notes 3.45%, 6/2/25	30,092,000	29,946,786
Santander UK Group Holdings PLC sr. unsec. unsub. FRN 6.833%, 11/21/26 (United Kingdom)	26,104,000	26,483,196
Skandinaviska Enskilda Banken AB 144A sr. unsec. notes 5.125%, 3/5/27 (Sweden)	23,865,000	24,133,415
State Street Bank & Trust Co. sr. unsec. FRN (US SOFR + 0.46%), 4.907%, 11/25/26	13,804,000	13,826,924
State Street Corp. sr. unsec. unsub. FRN (US SOFR + 0.85%), 5.229%, 8/3/26	19,120,000	19,248,300
State Street Corp. sr. unsec. unsub. FRN 5.104%, 5/18/26	52,216,000	52,297,164
State Street Corp. sr. unsec. unsub. FRN (US SOFR + 0.64%), 5.017%, 10/22/27	15,722,000	15,771,961
Sumitomo Mitsui Financial Group, Inc. sr. unsec. notes 5.52%, 1/13/28 (Japan)	32,249,000	32,860,418
Sumitomo Mitsui Financial Group, Inc. sr. unsec. notes 1.474%, 7/8/25 (Japan)	4,795,000	4,732,368
Sumitomo Mitsui Trust Bank, Ltd. 144A sr. unsec. FRN (US SOFR + 0.98%), 5.398%, 9/10/27 (Japan)	9,285,000	9,384,145
Sumitomo Mitsui Trust Bank, Ltd. 144A sr. unsec. notes 5.20%, 3/7/27 (Japan)	9,625,000	9,726,299
Sumitomo Mitsui Trust Bank, Ltd. 144A sr. unsec. unsub. notes 5.65%, 9/14/26 (Japan)	9,670,000	9,818,940

Ultra Short Duration Income Fund
3

CORPORATE BONDS AND NOTES (76.1%)* cont.	Principal amount	Value
Banking cont.
Sumitomo Mitsui Trust Bank, Ltd. 144A sr. unsec. unsub. notes 2.55%, 3/10/25 (Japan)	$13,939,000	$13,913,182
Svenska Handelsbanken AB 144A sr. unsec. FRN (US SOFR + 0.66%), 5.102%, 5/28/27 (Sweden)	19,115,000	19,210,424
Swedbank AB 144A sr. unsec. FRN (US SOFR Compounded Index + 0.91%), 5.291%, 4/4/25 (Sweden)	28,103,000	28,132,331
Toronto-Dominion Bank (The) sr. unsec. FRN (US SOFR + 0.82%), 5.203%, 1/31/28 (Canada)	32,060,000	32,115,578
Toronto-Dominion Bank (The) sr. unsec. FRN (US SOFR + 0.62%), 5.01%, 12/17/26 (Canada)	32,380,000	32,463,382
Toronto-Dominion Bank (The) sr. unsec. FRN Ser. GMTN, (US SOFR + 0.48%), 4.926%, 8/29/25 (Canada)	37,315,000	37,393,788
Toronto-Dominion Bank (The) sr. unsec. notes 5.103%, 1/9/26 (Canada)	13,990,000	14,063,171
Toronto-Dominion Bank (The) sr. unsec. notes 5.264%, 12/11/26 (Canada)	5,030,000	5,087,780
Toronto-Dominion Bank (The) sr. unsec. notes Ser. MTN, 5.532%, 7/17/26 (Canada)	19,115,000	19,358,426
Truist Financial Corp. sr. unsec. FRN Ser. MTN 6.047%, 6/8/27	10,166,000	10,325,516
Truist Financial Corp. sr. unsec. unsub. FRN Ser. MTN, 5.90%, 10/28/26	33,430,000	33,676,329
Truist Financial Corp. sr. unsec. unsub. FRN Ser. MTN, 4.26%, 7/28/26	9,445,000	9,420,178
U.S. Bancorp sr. unsec. unsub. notes 5.727%, 10/21/26	25,065,000	25,230,073
U.S. Bank NA/Cincinnati, OH sr. unsec. FRN 4.507%, 10/22/27	46,505,000	46,329,810
UBS AG/Stamford, CT sr. unsec. notes 4.864%, 1/10/28	17,235,000	17,294,769
UBS Group AG 144A sr. unsec. FRN 4.488%, 5/12/26 (Switzerland)	37,535,000	37,492,843
UBS Group AG 144A sr. unsec. FRN 2.193%, 6/5/26 (Switzerland)	13,040,000	12,921,602
UBS Group AG 144A sr. unsec. notes 4.282%, 1/9/28 (Switzerland)	16,565,000	16,272,080
UBS Group AG 144A sr. unsec. notes 4.125%, 4/15/26 (Switzerland)	9,165,000	9,103,556
Wells Fargo & Co. sr. unsec. notes Ser. MTN, 5.707%, 4/22/28	17,462,000	17,752,181
Wells Fargo & Co. sr. unsec. unsub. FRN (US SOFR + 0.78%), 5.161%, 1/24/28	32,209,000	32,254,816
Wells Fargo & Co. sr. unsec. unsub. FRN Ser. MTN, (US SOFR + 1.32%), 5.702%, 4/25/26	53,919,000	54,051,199
Wells Fargo & Co. sr. unsec. unsub. FRN Ser. MTN, 4.54%, 8/15/26	4,780,000	4,775,037
Wells Fargo & Co. sr. unsec. unsub. FRN Ser. MTN, 2.164%, 2/11/26	11,000,000	10,993,383
Wells Fargo & Co. sr. unsec. unsub. notes Ser. MTN, 3.196%, 6/17/27	12,349,000	12,096,358
Westpac Banking Corp. sr. unsec. unsub. FRN (US SOFR + 0.72%), 5.184%, 11/17/25 (Australia)	38,333,000	38,491,230
Westpac Banking Corp. sr. unsec. unsub. FRN Ser. GMTN, (US SOFR + 0.46%), 4.837%, 10/20/26 (Australia)	46,236,000	46,291,265
		3,872,173,772
Basic materials (0.2%)
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 1.625%, 9/1/25	1,906,000	1,870,895
Sherwin-Williams Co. (The) sr. unsec. unsub. notes 4.25%, 8/8/25	14,027,000	13,995,888
		15,866,783
Capital goods (1.8%)
Caterpillar Financial Services Corp. sr. unsec. FRN (US SOFR + 0.69%), 5.065%, 10/16/26	14,073,000	14,155,938
Caterpillar Financial Services Corp. sr. unsec. FRN (US SOFR + 0.56%), 5.026%, 11/15/27	36,989,000	37,062,667
Daimler Trucks Finance North America, LLC 144A company guaranty sr. unsec. FRN (US SOFR + 0.96%), 5.336%, 9/25/27	24,088,000	24,240,389
Daimler Trucks Finance North America, LLC 144A company guaranty sr. unsec. FRN (US SOFR + 0.84%), 5.214%, 1/13/28	13,552,000	13,569,236
Daimler Trucks Finance North America, LLC 144A company guaranty sr. unsec. notes 5.60%, 8/8/25	23,295,000	23,398,203
Daimler Trucks Finance North America, LLC 144A company guaranty sr. unsec. unsub. notes 5.00%, 1/15/27	9,645,000	9,681,154
John Deere Capital Corp. sr. unsec. unsub. FRN Ser. MTN, (US SOFR + 0.60%), 5.015%, 6/11/27	41,230,000	41,444,372
RTX Corp. sr. unsec. notes 5.00%, 2/27/26	14,820,000	14,885,103
		178,437,062
Communication services (0.7%)
American Tower Corp. sr. unsec. notes 1.30%, 9/15/25	5,467,000	5,357,172
American Tower Corp. sr. unsec. notes 2.40%, 3/15/25	13,985,000	13,945,344
American Tower Corp. sr. unsec. unsub. bonds 3.375%, 10/15/26 R	6,726,000	6,582,680

4
Ultra Short Duration Income Fund

CORPORATE BONDS AND NOTES (76.1%)* cont.	Principal amount	Value
Communication services cont.
Rogers Communications, Inc. 3.625%, 12/15/25 (Canada)	$1,624,000	$1,609,810
Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes 2.95%, 3/15/25 (Canada)	33,280,000	33,203,736
T-Mobile USA, Inc. company guaranty sr. notes 3.50%, 4/15/25	6,509,000	6,493,170
		67,191,912
Consumer cyclicals (6.0%)
BMW US Capital, LLC 144A company guaranty sr. unsec. FRN (US SOFR Compounded Index + 0.92%), 5.397%, 8/13/27	36,601,000	36,815,824
BMW US Capital, LLC 144A company guaranty sr. unsec. FRN (US SOFR Compounded Index + 0.80%), 5.277%, 8/13/26	14,079,000	14,158,032
BMW US Capital, LLC 144A company guaranty sr. unsec. FRN (US SOFR Compounded Index + 0.84%), 5.21%, 4/1/25	14,980,000	14,994,770
Dollar Tree, Inc. sr. unsec. notes 4.00%, 5/15/25	7,260,000	7,249,239
Home Depot, Inc. (The) sr. unsec. unsub. FRN (US SOFR + 0.33%), 4.709%, 12/24/25	16,071,000	16,100,047
Hyatt Hotels Corp. sr. unsec. notes 5.75%, 1/30/27	18,736,000	19,046,090
Hyatt Hotels Corp. sr. unsec. unsub. notes 4.85%, 3/15/26	7,198,000	7,204,690
Hyundai Capital America 144A sr. unsec. FRN (US SOFR + 1.04%), 5.419%, 3/19/27 (South Korea)	30,094,000	30,189,665
Hyundai Capital America 144A sr. unsec. FRN (US SOFR + 1.04%), 5.414%, 6/24/27 (South Korea)	37,824,000	38,000,489
Hyundai Capital America 144A sr. unsec. FRN (US SOFR + 1.03%), 5.404%, 9/24/27 (South Korea)	23,376,000	23,449,009
Hyundai Capital America 144A sr. unsec. notes 5.30%, 3/19/27 (South Korea)	23,805,000	24,008,182
Hyundai Capital America 144A sr. unsec. notes 1.65%, 9/17/26 (South Korea)	13,546,000	12,871,054
Lennar Corp. company guaranty sr. unsec. unsub. notes 4.75%, 5/30/25	27,331,000	27,323,116
Mercedes-Benz Finance North America, LLC 144A company guaranty sr. unsec. notes 4.95%, 3/30/25	24,295,000	24,308,495
Mercedes-Benz Finance North America, LLC 144A company guaranty sr. unsec. notes 4.90%, 1/9/26	28,445,000	28,537,471
Mercedes-Benz Finance North America, LLC 144A company guaranty sr. unsec. notes 4.80%, 11/13/26	36,948,000	37,027,706
Mercedes-Benz Finance North America, LLC 144A company guaranty sr. unsec. notes 4.75%, 8/1/27	14,112,000	14,116,539
Netflix, Inc. sr. unsec. notes 5.875%, 2/15/25	38,290,000	38,292,101
Netflix, Inc. sr. unsec. unsub. notes 4.375%, 11/15/26	5,155,000	5,148,165
Netflix, Inc. 144A sr. unsec. notes 3.625%, 6/15/25	36,715,000	36,561,304
Owens Corning sr. unsec. notes 5.50%, 6/15/27	11,423,000	11,632,823
Toyota Motor Credit Corp. sr. unsec. unsub. FRN (US SOFR + 0.77%), 5.264%, 8/7/26	9,386,000	9,437,400
Toyota Motor Credit Corp. sr. unsec. unsub. FRN Ser. MTN, (US SOFR + 0.60%), 4.96%, 6/9/25	23,930,000	23,959,100
Toyota Motor Credit Corp. sr. unsec. unsub. FRN Ser. MTN, (US SOFR Compounded Index + 0.45%), 4.821%, 4/10/26	13,745,000	13,765,271
Volkswagen Group of America Finance, LLC 144A company guaranty sr. unsec. FRN (US SOFR + 0.83%), 5.206%, 3/20/26	47,860,000	47,896,229
Volkswagen Group of America Finance, LLC 144A company guaranty sr. unsec. notes 4.90%, 8/14/26	18,165,000	18,138,269
		580,231,080
Consumer finance (6.2%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. notes 6.50%, 7/15/25 (Ireland)	15,463,000	15,561,476
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. notes 3.00%, 10/29/28 (Ireland)	10,700,000	9,970,309
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. notes 2.45%, 10/29/26 (Ireland)	28,966,000	27,823,225
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. sub. notes 4.875%, 4/1/28 (Ireland)	10,296,000	10,277,715
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. sub. notes 1.75%, 1/30/26 (Ireland)	31,986,000	31,076,645
Air Lease Corp. company guaranty sr. unsec. sub. notes Ser. MTN, 5.30%, 6/25/26	14,219,000	14,308,728
Air Lease Corp. sr. unsec. notes 3.375%, 7/1/25	8,869,000	8,814,926
Air Lease Corp. sr. unsec. notes Ser. MTN, 2.875%, 1/15/26	5,735,000	5,638,419
Air Lease Corp. sr. unsec. notes 3.25%, 3/1/25	28,764,000	28,730,513
Air Lease Corp. sr. unsec. sub. notes Ser. MTN, 2.30%, 2/1/25	34,405,000	34,405,000

Ultra Short Duration Income Fund
5

CORPORATE BONDS AND NOTES (76.1%)* cont.	Principal amount	Value
Consumer finance cont.
American Express Co. sr. unsec. unsub. FRN (US SOFR Compounded Index + 1.35%), 5.733%, 10/30/26	$37,737,000	$37,980,545
American Express Co. sr. unsec. unsub. FRN (US SOFR Compounded Index + 1.00%), 5.464%, 2/16/28	28,255,000	28,431,170
American Express Co. sr. unsec. unsub. FRN (US SOFR Compounded Index + 0.97%), 5.352%, 7/28/27	15,063,000	15,140,239
American Express Co. sr. unsec. unsub. FRN (US SOFR Compounded Index + 0.93%), 5.352%, 3/4/25	17,432,000	17,432,000
American Express Co. sr. unsec. unsub. FRN (US SOFR + 0.93%), 5.312%, 7/26/28	14,098,000	14,177,578
American Express Co. sr. unsec. unsub. FRN (US SOFR + 0.76%), 5.237%, 2/13/26	4,585,000	4,599,258
American Express Co. sr. unsec. unsub. notes 6.338%, 10/30/26	2,254,000	2,280,229
American Express Co. sr. unsec. unsub. notes 4.90%, 2/13/26	6,644,000	6,672,240
American Honda Finance Corp. sr. unsec. FRN Ser. GMTN, (US SOFR + 0.72%), 5.097%, 10/22/27	23,250,000	23,270,538
American Honda Finance Corp. sr. unsec. FRN Ser. MTN, (US SOFR + 0.60%), 5.069%, 8/14/25	28,610,000	28,657,551
American Honda Finance Corp. sr. unsec. FRN Ser. MTN, (US SOFR + 0.55%), 5.032%, 2/12/25	31,028,000	31,030,980
American Honda Finance Corp. sr. unsec. unsub. FRN (US SOFR Compounded Index + 0.78%), 5.161%, 4/23/25	32,157,000	32,197,958
Capital One Financial Corp. sr. unsec. unsub. FRN 4.985%, 7/24/26	50,551,000	50,607,889
Capital One Financial Corp. sr. unsec. unsub. notes 3.75%, 3/9/27	17,225,000	16,867,543
Capital One Financial Corp. unsec. sub. notes 4.20%, 10/29/25	14,072,000	14,005,653
General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.30%, 7/13/25	33,347,000	33,278,832
General Motors Financial Co., Inc. sr. unsec. FRB (US SOFR Compounded Index + 1.05%), 5.423%, 7/15/27	20,095,000	20,153,541
General Motors Financial Co., Inc. sr. unsec. notes 2.90%, 2/26/25	11,940,000	11,924,303
General Motors Financial Co., Inc. sr. unsec. sub. notes 2.75%, 6/20/25	16,344,000	16,219,858
General Motors Financial Co., Inc. sr. unsec. bonds 5.40%, 4/6/26	9,301,000	9,363,250
		600,898,111
Consumer staples (1.6%)
Campbell’s Co. (The) sr. unsec. unsub. notes 5.30%, 3/20/26	19,444,000	19,576,437
Haleon UK Capital PLC company guaranty sr. unsec. unsub. notes 3.125%, 3/24/25 (United Kingdom)	49,981,000	49,874,408
Kenvue, Inc. company guaranty sr. unsec. notes Ser. REGS, 5.50%, 3/22/25	49,133,000	49,193,328
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 4.417%, 5/25/25	4,490,000	4,486,103
Philip Morris International, Inc. sr. unsec. unsub. notes 5.00%, 11/17/25	11,382,000	11,420,901
Philip Morris International, Inc. sr. unsec. unsub. notes 4.375%, 11/1/27	24,295,000	24,148,404
		158,699,581
Energy (1.0%)
Devon Energy Corp. sr. unsec. unsub. notes 5.85%, 12/15/25	46,135,000	46,471,588
ONEOK, Inc. company guaranty sr. unsec. notes 5.65%, 11/1/28	2,243,000	2,292,581
ONEOK, Inc. company guaranty sr. unsec. sub. notes 5.55%, 11/1/26	23,903,000	24,187,883
Plains All American Pipeline LP/PAA Finance Corp. sr. unsec. unsub. notes 4.65%, 10/15/25	26,383,000	26,371,641
		99,323,693
Financial (0.6%)
Jefferies Financial Group, Inc. sr. unsec. notes Ser. MTN, 5.15%, 9/15/25	36,605,000	36,621,869
Macquarie Group, Ltd. 144A sr. unsec. unsub. FRN 5.108%, 8/9/26 (Australia)	20,967,000	20,990,358
		57,612,227
Health care (2.3%)
Amgen, Inc. sr. unsec. unsub. notes 5.25%, 3/2/25	7,651,000	7,656,172
Bristol-Myers Squibb Co. sr. unsec. notes 4.95%, 2/20/26	14,440,000	14,517,199
Bristol-Myers Squibb Co. sr. unsec. notes 4.90%, 2/22/27	9,625,000	9,710,604
GE Healthcare Holding, LLC sr. unsec. notes 5.60%, 11/15/25	31,760,000	31,954,056
HCA, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 2/1/25	42,349,000	42,349,000
Illumina, Inc. sr. unsec. sub. notes 4.65%, 9/9/26	18,540,000	18,491,644
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 4.65%, 5/19/25 (Singapore)	33,398,000	33,414,573
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 4.45%, 5/19/26 (Singapore)	45,525,000	45,530,244
UnitedHealth Group, Inc. sr. unsec. unsub. FRN (US SOFR + 0.50%), 4.873%, 7/15/26	18,789,000	18,866,054
		222,489,546

6
Ultra Short Duration Income Fund

CORPORATE BONDS AND NOTES (76.1%)* cont.	Principal amount	Value
Insurance (7.1%)
AEGON Funding Co., LLC 144A company guaranty sr. unsec. notes 5.50%, 4/16/27	$32,895,000	$33,177,222
Arthur J Gallagher & Co. sr. unsec. notes 4.60%, 12/15/27	24,256,000	24,179,654
Athene Global Funding 144A notes 5.349%, 7/9/27	25,497,000	25,700,714
Athene Global Funding 144A notes 4.95%, 1/7/27	32,178,000	32,212,198
Athene Global Funding 144A sr. FRN (US SOFR Compounded Index + 0.85%), 5.339%, 5/8/26	37,801,000	37,830,297
Athene Global Funding 144A sr. notes 4.86%, 8/27/26	28,083,000	28,086,829
CNO Global Funding 144A notes 4.875%, 12/10/27	7,908,000	7,893,112
Corebridge Financial, Inc. sr. unsec. notes 3.50%, 4/4/25	31,785,000	31,721,185
Corebridge Global Funding 144A company guaranty sr. unsec. unsub. notes 5.35%, 6/24/26	23,645,000	23,867,577
Corebridge Global Funding 144A sr. unsub. FRN (US SOFR + 1.30%), 5.675%, 9/25/26	42,912,000	43,332,067
GA Global Funding Trust 144A FRN (US SOFR + 1.36%), 5.731%, 4/11/25	28,086,000	28,143,573
Marsh & McLennan Cos., Inc. sr. unsec. FRN (US SOFR Compounded Index + 0.70%), 5.189%, 11/8/27	13,905,000	14,016,658
MassMutual Global Funding II 144A FRN (US SOFR + 0.87%), 5.243%, 3/21/25	47,226,000	47,270,306
MassMutual Global Funding II 144A FRN (US SOFR + 0.74%), 5.11%, 4/9/27	33,620,000	33,757,271
MET Tower Global Funding 144A sr. notes 4.00%, 10/1/27	9,469,000	9,309,504
Metropolitan Life Global Funding I 144A FRN (US SOFR Compounded Index + 0.70%), 5.102%, 6/11/27	30,442,000	30,542,788
Metropolitan Life Global Funding I 144A notes 5.00%, 1/6/26	32,401,000	32,543,426
Metropolitan Life Global Funding I 144A sr. unsub. FRN (US SOFR + 0.91%), 5.283%, 3/21/25	19,175,000	19,192,308
Mutual of Omaha Cos. Global Funding 144A notes 5.80%, 7/27/26	14,660,000	14,848,147
New York Life Global Funding 144A FRN (US SOFR Compounded Index + 0.58%), 4.955%, 1/16/26	33,763,000	33,841,782
New York Life Global Funding 144A sr. FRN (US SOFR + 0.67%), 5.041%, 4/2/27	47,790,000	47,968,291
Northwestern Mutual Global Funding 144A notes 5.07%, 3/25/27	14,344,000	14,490,743
Pacific Life Global Funding II 144A FRN (US SOFR + 0.85%), 5.364%, 2/5/27	2,634,000	2,651,071
Principal Life Global Funding II 144A notes 4.60%, 8/19/27	9,381,000	9,362,042
Protective Life Global Funding 144A FRN (US SOFR + 0.70%), 5.071%, 4/10/26	28,438,000	28,502,944
Protective Life Global Funding 144A notes 4.992%, 1/12/27	14,470,000	14,546,905
Protective Life Global Funding 144A notes 4.335%, 9/13/27	28,010,000	27,700,820
		696,689,434
Investment banking/Brokerage (3.3%)
Deutsche Bank AG/New York, NY sr. unsec. unsub. FRN 6.119%, 7/14/26 (Germany)	41,491,000	41,706,425
Deutsche Bank AG/New York, NY sr. unsec. unsub. FRN 2.129%, 11/24/26 (Germany)	37,837,000	37,005,715
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. FRN 5.798%, 8/10/26	29,339,000	29,490,332
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. FRN (US SOFR + 1.07%), 5.55%, 8/10/26	18,810,000	18,868,003
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. FRN Ser. GMTN, (CME Term SOFR 3 Month + 2.01%), 6.311%, 10/28/27	1,029,000	1,056,850
Mizuho Markets Cayman LP company guaranty sr. unsec. FRN Ser. MTN, (US SOFR + 0.50%), 4.937%, 9/23/25 (Cayman Islands)	28,183,000	28,227,676
Mizuho Markets Cayman LP 144A company guaranty sr. unsec. unsub. FRN Ser. MTN, (US SOFR + 0.60%), 4.967%, 10/6/25 (Cayman Islands)	28,075,000	28,131,379
Morgan Stanley sr. unsec. FRN 6.138%, 10/16/26	11,580,000	11,691,961
Morgan Stanley sr. unsec. FRN 5.05%, 1/28/27	23,669,000	23,746,198
Morgan Stanley sr. unsec. FRN Ser. MTN, (US SOFR + 1.02%), 5.394%, 4/13/28	19,140,000	19,275,177
Morgan Stanley sr. unsec. unsub. FRN 2.63%, 2/18/26	11,174,000	11,163,858
Morgan Stanley sr. unsec. unsub. notes Ser. MTN, 3.125%, 7/27/26	9,596,000	9,399,603
Morgan Stanley Bank NA sr. unsec. FRN (US SOFR + 0.90%), 5.275%, 1/12/29	13,738,000	13,777,297
Morgan Stanley Bank NA sr. unsec. FRN Ser. BKNT, (US SOFR + 0.94%), 5.312%, 7/14/28	37,728,000	37,930,227
Morgan Stanley Bank NA sr. unsec. notes 5.479%, 7/16/25	9,870,000	9,904,913
		321,375,614
Real estate (2.3%)
Alexandria Real Estate Equities, Inc. company guaranty sr. unsec. notes 3.45%, 4/30/25	17,643,000	17,590,936
Boston Properties, LP sr. unsec. unsub. notes 3.65%, 2/1/26 R	34,485,000	33,984,649
Camden Property Trust sr. unsec. unsub. notes 5.85%, 11/3/26 R	41,027,000	41,865,573
Essex Portfolio LP company guaranty sr. unsec. notes 3.50%, 4/1/25	47,798,000	47,690,120

Ultra Short Duration Income Fund
7

CORPORATE BONDS AND NOTES (76.1%)* cont.	Principal amount	Value
Real estate cont.
Kimco Realty OP, LLC company guaranty sr. unsec. unsub. notes 3.85%, 6/1/25	$3,937,000	$3,921,937
Public Storage Operating Co. company guaranty sr. unsec. FRN (US SOFR Compounded Index + 0.60%), 4.982%, 7/25/25 R	17,408,000	17,438,564
Public Storage Operating Co. company guaranty sr. unsec. FRN (US SOFR Compounded Index + 0.70%), 5.075%, 4/16/27	34,374,000	34,560,360
Realty Income Corp. sr. unsec. unsub. notes 5.05%, 1/13/26 R	9,393,000	9,393,310
Simon Property Group LP sr. unsec. unsub. notes 3.50%, 9/1/25	18,785,000	18,677,811
		225,123,260
Technology (1.2%)
Broadcom, Inc. sr. unsec. notes 5.05%, 7/12/27	20,679,000	20,867,106
Broadcom, Inc. sr. unsec. notes 4.80%, 4/15/28	13,762,000	13,781,631
Hewlett Packard Enterprise Co. sr. unsec. unsub. notes 4.90%, 10/15/25	45,389,000	45,430,495
Oracle Corp. sr. unsec. notes (US SOFR + 0.76%), 5.144%, 8/3/28	18,145,000	18,236,919
Oracle Corp. sr. unsec. notes 1.65%, 3/25/26	22,760,000	21,998,702
		120,314,853
Utilities and power (2.2%)
Dominion Energy, Inc. sr. unsec. unsub. notes 3.90%, 10/1/25	11,046,000	11,000,353
DTE Energy Co. sr. unsec. unsub. notes 4.95%, 7/1/27	5,610,000	5,633,465
Duke Energy Corp. sr. unsec. notes 4.85%, 1/5/27	23,835,000	23,940,608
Electricite De France SA 144A sr. unsec. unsub. notes 3.625%, 10/13/25 (France)	8,885,000	8,805,344
Energy Transfer LP sr. unsec. notes 4.05%, 3/15/25	3,267,000	3,263,607
Energy Transfer LP sr. unsec. unsub. notes 4.75%, 1/15/26	10,474,000	10,479,789
Eversource Energy sr. unsec. unsub. notes 4.75%, 5/15/26	18,135,000	18,132,931
Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes 4.30%, 6/1/25	4,760,000	4,754,157
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. FRN (US SOFR + 0.80%), 5.183%, 2/4/28	18,145,000	18,189,283
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. notes 5.749%, 9/1/25	45,760,000	46,009,001
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. notes 4.85%, 2/4/28	6,350,000	6,354,140
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. notes 3.55%, 5/1/27	7,304,000	7,132,612
NiSource, Inc. sr. unsec. notes 0.95%, 8/15/25	20,158,000	19,769,462
Pacific Gas and Electric Co. sr. FRN (US SOFR Compounded Index + 0.95%), 5.372%, 9/4/25	18,720,000	18,743,114
WEC Energy Group, Inc. sr. unsec. unsub. notes 5.60%, 9/12/26	12,403,000	12,568,891
		214,776,757
Total corporate bonds and notes (cost $7,403,316,206)		$7,431,203,685
COMMERCIAL PAPER (15.1%)*	Yield (%)	Maturity date	Principal amount	Value
AES Corp. (The)	4.742	2/3/25	$46,435,000	$46,416,578
Alexandria Real Estate Equities, Inc.	4.538	2/14/25	37,904,000	37,836,966
Alimentation Couche-Tard, Inc. (Canada)	4.577	2/28/25	39,166,000	39,026,161
Arrow Electronics, Inc.	4.719	2/5/25	31,117,000	31,096,394
Arrow Electronics, Inc.	4.652	2/3/25	34,353,000	34,339,400
AT&T, Inc.	4.586	2/27/25	25,093,000	25,007,966
Autonation, Inc.	4.702	2/3/25	96,224,000	96,184,325
Bell Canada (Canada)	4.546	2/18/25	35,698,000	35,618,938
Bell Canada (Canada)	4.570	2/13/25	28,400,000	28,354,596
Boston Properties LP	4.609	2/24/25	11,160,000	11,126,210
Boston Properties LP	4.597	2/13/25	23,028,000	22,990,432
Boston Properties LP	4.669	2/6/25	19,850,000	19,835,101
Broadcom, Inc.	4.596	2/20/25	18,640,000	18,590,789
Broadcom, Inc.	4.588	2/13/25	19,400,000	19,366,699
Broadcom, Inc.	4.585	2/4/25	24,717,000	24,704,000
Conagra Brands, Inc.	4.707	2/7/25	22,963,000	22,942,215
Conagra Brands, Inc.	4.763	2/6/25	31,100,000	31,075,916
Conagra Brands, Inc.	4.652	2/3/25	19,204,000	19,196,605
Crown Castle, Inc.	4.823	2/18/25	46,220,000	46,108,829
CVS Health Corp.	5.023	2/10/25	44,658,000	44,599,309
CVS Health Corp.	4.702	2/3/25	45,924,000	45,906,010

8
Ultra Short Duration Income Fund

COMMERCIAL PAPER (15.1%)* cont.	Yield (%)	Maturity date	Principal amount	Value
Enbridge US, Inc.	4.580	3/10/25	$13,465,000	$13,400,468
Enbridge US, Inc.	4.580	3/3/25	20,000,000	19,921,886
Enbridge US, Inc.	4.573	2/26/25	21,240,000	21,170,590
Enbridge US, Inc.	4.583	2/25/25	18,184,000	18,126,894
Enbridge US, Inc.	4.583	2/24/25	24,012,000	23,939,649
FMC Corp.	4.914	2/3/25	65,853,000	65,825,291
Glencore Funding, LLC	4.592	3/7/25	4,777,000	4,756,028
Glencore Funding, LLC	4.616	2/5/25	36,280,000	36,257,544
Glencore Funding, LLC	4.616	2/3/25	32,204,000	32,192,117
JBS USA Holding Lux SARL (Luxembourg)	4.934	2/3/25	9,085,000	9,081,328
Marriott International, Inc./MD	4.596	3/25/25	23,021,000	22,866,780
Marriott International, Inc./MD	4.658	2/11/25	9,000,000	8,987,417
Microchip Technology, Inc.	4.540	2/21/25	28,405,000	28,328,813
Mid-America Apartments LP	4.558	2/5/25	17,800,000	17,788,944
Nutrien, Ltd. (Canada)	4.583	3/11/25	33,022,000	32,858,585
Nutrien, Ltd. (Canada)	4.594	3/6/25	16,935,000	16,861,965
Nutrien, Ltd. (Canada)	4.601	3/4/25	23,127,000	23,033,142
Nutrien, Ltd. (Canada)	4.580	2/26/25	19,750,000	19,685,012
Ovintiv, Inc.	4.857	2/20/25	72,450,000	72,250,742
Penske Truck Leasing Co.	4.622	4/14/25	27,642,000	27,381,957
Penske Truck Leasing Co.	4.566	2/19/25	23,596,000	23,538,457
Penske Truck Leasing Co.	4.568	2/10/25	14,750,000	14,731,250
Protective Life Corp.	4.562	2/12/25	23,021,000	22,985,879
Targa Resources Corp.	4.722	2/26/25	26,540,000	26,447,094
Targa Resources Corp.	4.552	2/3/25	70,200,000	70,171,799
UDR, Inc.	4.531	2/4/25	22,116,000	22,105,014
Volkswagen Financial Services	4.588	3/6/25	31,200,000	31,066,290
Vulcan Materials Co.	4.549	2/6/25	14,200,000	14,189,365
Vulcan Materials Co.	4.528	2/4/25	32,235,000	32,218,916
Total commercial paper (cost $1,472,695,110)				$1,472,492,655
ASSET-BACKED SECURITIES (4.9%)*	Principal amount	Value
American Express Credit Account Master Trust Ser. 22-4, Class A, 4.95%, 10/15/27	$14,150,000	$14,196,367
BA Credit Card Trust
Ser. 22-A2, Class A2, 5.00%, 4/15/28	19,000,000	19,083,625
Ser. 24-A1, Class A, 4.93%, 5/15/29	18,633,000	18,823,765
Bank of America Auto Trust 144A Ser. 23-2A, Class A2, 5.85%, 8/17/26	2,865,225	2,872,708
Capital One Multi-Asset Execution Trust
Ser. 22-A3, Class A, 4.95%, 10/15/27	15,735,000	15,787,826
Ser. 22-A2, Class A, 3.49%, 5/15/27	47,000,000	46,862,285
Capital One Prime Auto Receivables Trust
Ser. 24-1, Class A2A, 4.61%, 10/15/27	10,000,000	10,011,978
Ser. 22-1, Class A3, 3.17%, 4/15/27	3,504,437	3,479,343
CarMax Auto Owner Trust Ser. 22-2, Class A3, 3.49%, 2/16/27	5,231,858	5,213,282
Carvana Auto Receivables Trust
Ser. 22-P2, Class A3, 3.75%, 4/12/27	4,278,214	4,271,713
Ser. 21-P4, Class A3, 1.31%, 1/11/27	7,048,615	6,996,828
Chase Auto Owner Trust 144A
Ser. 23-AA, Class A2, 5.90%, 3/25/27	10,529,789	10,564,318
Ser. 24-3A, Class A2, 5.53%, 9/27/27	9,780,916	9,828,230
Citizens Auto Receivables Trust 144A
Ser. 23-2, Class A2A, 6.09%, 10/15/26	2,497,875	2,503,412
Ser. 24-1, Class A2A, 5.43%, 10/15/26	7,993,730	8,012,409
FRB Ser. 23-1, Class A2B, (US 30 Day Average SOFR + 0.95%), 5.357%, 7/15/26	1,456,747	1,457,503
Discover Card Execution Note Trust
Ser. 22-A4, Class A, 5.03%, 10/15/27	21,656,000	21,742,875
Ser. 22-A2, Class A, 3.32%, 5/15/27	19,965,000	19,898,141
GM Financial Consumer Automobile Receivables Trust
FRB Ser. 24-4, Class A2B, (US 30 Day Average SOFR + 0.40%), 4.796%, 10/18/27	9,000,000	9,008,919
Ser. 22-3, Class A3, 3.64%, 4/16/27	16,116,383	16,058,106
Ser. 22-2, Class A3, 3.10%, 2/16/27	6,227,236	6,190,564

Ultra Short Duration Income Fund
9

ASSET-BACKED SECURITIES (4.9%)* cont.	Principal amount	Value
Golden Credit Card Trust 144A Ser. 22-4A, Class A, 4.31%, 9/15/27	$19,535,000	$19,504,850
Harley-Davidson Motorcycle Trust
Ser. 23-B, Class A2, 5.92%, 12/15/26	3,065,266	3,072,235
Ser. 24-A, Class A2, 5.65%, 2/16/27	7,077,749	7,103,994
Honda Auto Receivables Owner Trust
Ser. 23-4, Class A2, 5.87%, 6/22/26	8,502,817	8,533,469
Ser. 23-1, Class A3, 5.04%, 4/21/27	2,581,536	2,590,107
Ser. 24-4, Class A2, 4.56%, 3/15/27	10,750,000	10,759,193
Huntington Auto Trust 144A Ser. 24-1A, Class A2, 5.50%, 3/15/27	6,718,652	6,736,335
Hyundai Auto Receivables Trust
Ser. 23-C, Class A2A, 5.80%, 1/15/27	5,574,331	5,595,587
FRB Ser. 24-A, Class A2B, (US 30 Day Average SOFR + 0.42%), 4.827%, 4/15/27	3,570,103	3,572,118
FRB Ser. 24-C, Class A2B, (US 30 Day Average SOFR + 0.40%), 4.807%, 9/15/27	9,000,000	9,007,522
Ser. 23-A, Class A3, 4.58%, 4/15/27	13,996,545	13,999,434
Nissan Auto Receivables Owner Trust Ser. 23-B, Class A2A, 5.95%, 5/15/26	9,097,673	9,123,303
SFS Auto Receivables Securitization Trust 144A Ser. 24-1A, Class A2, 5.35%, 6/21/27	3,109,497	3,115,469
Station Place Securitization Trust 144A
FRB Ser. 24-2, Class A, (CME Term SOFR 1 Month + 0.90%), 5.643%, 6/22/25	34,000,000	34,027,380
FRB Ser. 24-10, Class A, (CME Term SOFR 1 Month + 0.90%), 5.237%, 10/27/25	29,235,000	29,397,792
FRB Ser. 24-5, Class A, (CME Term SOFR 1 Month + 0.90%), 5.205%, 8/4/25	35,640,000	35,667,550
Toyota Auto Receivables Owner Trust
FRB Ser. 24-D, Class A2B, (US 30 Day Average SOFR + 0.39%), 4.797%, 8/16/27	6,300,000	6,303,255
Ser. 22-C, Class A3, 3.76%, 4/15/27	3,061,691	3,051,531
Volkswagen Auto Loan Enhanced Trust
Ser. 23-2, Class A2A, 5.72%, 3/22/27	2,275,483	2,286,479
Ser. 21-1, Class A3, 1.02%, 6/22/26	2,176,811	2,168,256
World Omni Auto Receivables Trust Ser. 24-A, Class A3, 4.86%, 3/15/29	12,945,000	13,014,323
Total asset-backed securities (cost $479,670,754)		$481,494,379
MORTGAGE-BACKED SECURITIES (1.3%)*	Principal amount	Value
Agency collateralized mortgage obligations (—%)
Federal Home Loan Mortgage Corporation
REMICs Ser. 3724, Class CM, 5.50%, 6/15/37	$45,947	$47,303
REMICs Ser. 3316, Class CD, 5.50%, 5/15/37	17,044	17,287
REMICs Ser. 3539, Class PM, 4.50%, 5/15/37	3,965	3,810
REMICs Ser. 3611, PO, zero %, 7/15/34	13,584	11,812
Federal National Mortgage Association
REMICs FRB Ser. 10-90, Class GF, (US 30 Day Average SOFR + 0.61%), 4.965%, 8/25/40	155,240	153,602
REMICs FRB Ser. 06-74, Class FL, (US 30 Day Average SOFR + 0.46%), 4.815%, 8/25/36	53,217	52,634
REMICs FRB Ser. 05-63, Class FC, (US 30 Day Average SOFR + 0.36%), 4.715%, 10/25/31	165,124	164,193
REMICs Ser. 11-60, Class PA, 4.00%, 10/25/39	3,303	3,042
REMICs Ser. 10-81, Class AP, 2.50%, 7/25/40	9,646	9,135
Government National Mortgage Association Ser. 09-32, Class AB, 4.00%, 5/16/39	3,368	3,295
		466,113
Residential mortgage-backed securities (non-agency) (1.3%)
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
FRB Ser. 04-R5, Class M1, (CME Term SOFR 1 Month + 0.98%), 5.295%, 7/25/34	108,576	107,601
FRB Ser. 05-R9, Class M1, (CME Term SOFR 1 Month + 0.82%), 5.13%, 11/25/35	2,883,807	2,823,225
Angel Oak Mortgage Trust 144A
Ser. 19-5, Class A1, 2.593%, 10/25/49 W	353,913	346,615
Ser. 20-3, Class A1, 1.691%, 4/25/65 W	6,601,983	6,214,769
Arroyo Mortgage Trust 144A
Ser. 19-2, Class A1, 3.347%, 4/25/49 W	2,525,636	2,417,434
Ser. 19-3, Class A1, 2.962%, 10/25/48 W	3,507,826	3,303,780
BRAVO Residential Funding Trust 144A
Ser. 23-NQM4, Class A1, 6.435%, 5/25/63	12,730,631	12,827,455
FRB Ser. 21-HE1, Class A1, (US 30 Day Average SOFR + 0.75%), 5.101%, 1/25/70	3,752,433	3,745,321
Ser. 20-NQM1, Class A1, 1.449%, 5/25/60 W	1,955,538	1,894,471
Ser. 21-NQM2, Class A1, 0.97%, 3/25/60 W	2,793,906	2,689,085
Ser. 21-NQM1, Class A1, 0.941%, 2/25/49 W	2,358,424	2,186,070

10
Ultra Short Duration Income Fund

MORTGAGE-BACKED SECURITIES (1.3%)* cont.	Principal amount	Value
Residential mortgage-backed securities (non-agency) cont.
Carrington Mortgage Loan Trust FRB Ser. 07-HE1, Class A3, (CME Term SOFR 1 Month + 0.30%), 4.615%, 6/25/37	$1,724,402	$1,694,394
COLT Funding, LLC 144A Ser. 21-3R, Class A1, 1.051%, 12/25/64 W	1,794,767	1,614,015
Credit Suisse Mortgage Capital Certificates 144A Ser. 20-SPT1, Class A2, 3.229%, 4/25/65	1,917,474	1,905,590
Credit Suisse Mortgage Trust 144A Ser. 20-AFC1, Class A1, 3.24%, 2/25/50 W	6,245,644	5,934,129
CSMC Trust 144A Ser. 19-NQM1, Class A1, 3.656%, 10/25/59	1,557,324	1,528,850
Ellington Financial Mortgage Trust 144A
Ser. 19-2, Class A1, 2.739%, 11/25/59 W	1,647,200	1,589,878
Ser. 20-2, Class A1, 1.178%, 10/25/65 W	935,571	874,001
Encore Credit Receivables Trust FRB Ser. 05-4, Class M3, (CME Term SOFR 1 Month + 0.82%), 5.13%, 1/25/36	30,955	30,934
First Franklin Mortgage Loan Trust
FRB Ser. 06-FF3, Class A2C, (CME Term SOFR 1 Month + 0.69%), 5.005%, 2/25/36	478,494	476,238
FRB Ser. 06-FF7, Class 1A, (CME Term SOFR 1 Month + 0.39%), 4.705%, 5/25/36	1,509,737	1,494,557
Galton Funding Mortgage Trust 144A Ser. 19-2, Class A22, 3.50%, 6/25/59 W	1,965,643	1,750,071
GCAT Trust 144A Ser. 19-NQM3, Class A1, 3.686%, 11/25/59 W	1,393,826	1,344,451
GS Mortgage-Backed Securities Trust 144A Ser. 20-NQM1, Class A1, 1.382%, 9/27/60 W	952,100	892,395
Imperial Fund Mortgage Trust 144A Ser. 22-NQM2, Class A1, 3.638%, 3/25/67	6,790,971	6,265,180
Long Beach Mortgage Loan Trust
FRB Ser. 05-2, Class M5, (CME Term SOFR 1 Month + 1.09%), 5.40%, 4/25/35	549,199	544,726
FRB Ser. 04-1, Class M1, (CME Term SOFR 1 Month + 0.86%), 5.175%, 2/25/34	190,547	186,749
MFRA Trust 144A
Ser. 20-NQM1, Class A1, 2.479%, 3/25/65 W	830,696	795,559
Ser. 21-NQM1, Class A1, 1.153%, 4/25/65 W	3,970,144	3,670,464
Morgan Stanley ABS Capital I, Inc. Trust FRB Ser. 06-NC1, Class M1, (CME Term SOFR 1 Month + 0.68%), 4.995%, 12/25/35	735,913	731,897
Nationstar Home Equity Loan Trust FRB Ser. 07-B, Class 2AV4, (CME Term SOFR 1 Month + 0.75%), 5.065%, 4/25/37	2,922,915	2,878,450
New Residential Mortgage Loan Trust 144A
FRB Ser. 18-4A, Class 4A, (CME Term SOFR 1 Month + 0.86%), 5.175%, 1/25/48	2,437,748	2,389,361
Ser. 19-NQM4, Class A1, 2.492%, 9/25/59 W	1,497,658	1,424,939
Ser. 20-NQM1, Class A1, 2.464%, 1/26/60 W	975,254	909,647
OBX Trust 144A
Ser. 20-EXP2, Class A8, 3.00%, 5/25/60 W	928,646	799,109
Ser. 20-EXP2, Class A3, 2.50%, 5/25/60 W	9,767,138	8,115,721
Onslow Bay Financial, LLC Trust 144A FRB Ser. 20-EXP3, Class 2A1, (CME Term SOFR 1 Month + 1.01%), 5.325%, 1/25/60	256,580	257,939
Residential Asset Mortgage Products Trust FRB Ser. 06-EFC2, Class A4, (CME Term SOFR 1 Month + 0.55%), 4.865%, 12/25/36	280,375	276,870
Residential Asset Securities Corp., Trust
FRB Ser. 05-KS1, Class M2, (CME Term SOFR 1 Month + 0.86%), 5.55%, 2/25/35	636,252	627,319
FRB Ser. 06-KS3, Class M1, (CME Term SOFR 1 Month + 0.44%), 4.92%, 4/25/36	618,603	611,830
Securitized Asset Backed Receivables, LLC Trust FRB Ser. 06-CB1, Class AV1, (CME Term SOFR 1 Month + 0.48%), 3.073%, 1/25/36	540,073	537,055
SG Residential Mortgage Trust 144A
Ser. 22-1, Class A1, 3.166%, 3/27/62 W	2,440,054	2,232,697
Ser. 19-3, Class A1, 2.703%, 9/25/59 W	10,659	10,602
Soundview Home Loan Trust FRB Ser. 05-OPT3, Class M1, (CME Term SOFR 1 Month + 0.82%), 5.13%, 11/25/35	940,159	929,486
Starwood Mortgage Residential Trust 144A
Ser. 22-2, Class A1, 3.152%, 2/25/67 W	6,681,777	6,248,893
Ser. 21-4, Class A1, 1.162%, 8/25/56 W	6,846,918	6,083,332
Starwood Residential Mortgage Trust 144A Ser. 21-1, Class A1, 1.219%, 5/25/65 W	3,615,428	3,350,058
Structured Asset Investment Loan Trust FRB Ser. 05-HE3, Class M1, (CME Term SOFR 1 Month + 0.83%), 5.145%, 9/25/35	199,232	198,639
Structured Asset Securities Corp. Mortgage Loan Trust FRB Ser. 05-NC2, Class M5, (CME Term SOFR 1 Month + 1.04%), 5.355%, 5/25/35	737,771	752,671
Towd Point HE Trust 144A Ser. 21-HE1, Class A1, 0.918%, 2/25/63 W	1,857,323	1,816,344
Towd Point Mortgage Trust 144A
FRB Ser. 19-HY2, Class A1, (CME Term SOFR 1 Month + 1.11%), 5.425%, 5/25/58	342,919	353,498
FRB Ser. 19-HY1, Class A1, (CME Term SOFR 1 Month + 1.11%), 5.425%, 10/25/48	2,631,033	2,658,357

Ultra Short Duration Income Fund
11

MORTGAGE-BACKED SECURITIES (1.3%)* cont.	Principal amount	Value
Residential mortgage-backed securities (non-agency) cont.
Towd Point Mortgage Trust 144A
Ser. 22-SJ1, Class A1B, 3.612%, 3/25/62 W	$3,365,983	$3,268,750
Ser. 18-1, Class A1, 3.00%, 1/25/58 W	1,570,207	1,546,231
Ser. 17-3, Class A1, 2.75%, 7/25/57 W	190,450	189,665
Verus Securitization Trust 144A
Ser. 19-INV3, Class A1, 3.692%, 11/25/59 W	951,255	938,108
Ser. 20-1, Class A1, 3.417%, 1/25/60	454,021	444,539
Ser. 20-5, Class A1, 2.218%, 5/25/65	3,322,659	3,182,343
		124,912,357
Total mortgage-backed securities (cost $132,716,825)		$125,378,470
CERTIFICATES OF DEPOSIT (1.2%)*	Yield (%)	Maturity date	Principal amount	Value
Intesa Sanpaolo SPA/New York, NY	5.050	1/13/26	$46,029,000	$46,060,774
Intesa Sanpaolo SPA/New York, NY FRN	5.280	8/18/25	25,000,000	25,032,525
Intesa Sanpaolo SPA/New York, NY	5.000	10/10/25	22,580,000	22,583,199
Mizuho Bank, Ltd./New York, NY	4.750	2/4/25	27,950,000	27,951,079
Total certificates of deposit (cost $121,559,000)				$121,627,577
U.S. TREASURY OBLIGATIONS (1.0%)*	Principal amount	Value
U.S. Treasury Notes
5.00%, 9/30/25	$47,268,000	$47,479,309
4.875%, 4/30/26	48,372,000	48,746,127
Total U.S. treasury obligations (cost $95,580,772)		$96,225,436
REPURCHASE AGREEMENTS (0.3%)*	Principal amount	Value
Interest in $25,000,000 tri-party term repurchase agreement dated 2/3/2025 with RBC Capital Markets, LLC, 4.550% (collateralized by Corporate Debt Securities with coupon rates ranging from 0.000% to 7.200% and due dates ranging from 3/24/2025 to 6/27/2054, valued at $26,260,517) (Canada) Ŧ (EG)	$25,000,000	$25,000,000
Total repurchase agreements (cost $25,000,000)		$25,000,000
TOTAL INVESTMENTS
Total investments (cost $9,730,538,667)	$9,753,422,202
Key to holding’s abbreviations
BKNT	Bank Note
CME	Chicago Mercantile Exchange
DAC	Designated Activity Company
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
MTN	Medium Term Notes
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REMICs	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
Notes to the fund’s portfolio
Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from August 1, 2024 through January 31, 2025 (the reporting period). Within the following notes to the portfolio, references to “Franklin Advisers” represent Franklin Advisers, Inc., the fund’s investment manager, a direct wholly-owned subsidiary of Franklin Resources, Inc., and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.
*	Percentages indicated are based on net assets of $9,765,982,403.
R	Real Estate Investment Trust.
W	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
Ŧ	Repurchase agreements with a maturity of more than seven days are considered to be illiquid investments.
(EG)	Maturity date of the repurchase agreement is thirty-five days from the purchase date unless both parties agree to roll the transaction. Maturity value of the repurchase agreement will equal the principal amount of the repurchase agreement plus interest.
Debt obligations are considered secured unless otherwise indicated.
12
Ultra Short Duration Income Fund

144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
DIVERSIFICATION BY COUNTRY
Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
United States	65.2%	Switzerland	1.0%
Canada	9.2	Ireland	1.0
United Kingdom	4.6	Singapore	0.8
Australia	3.8	Germany	0.8
France	3.4	Sweden	0.7
Netherlands	3.0	Cayman Islands	0.6
Japan	2.1	Other	0.9
Spain	1.6	Total	100.0%
South Korea	1.3
ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$481,494,379	$—
Certificates of deposit	—	121,627,577	—
Commercial paper	—	1,472,492,655	—
Corporate bonds and notes	—	7,431,203,685	—
Mortgage-backed securities	—	125,378,470	—
Repurchase agreements	—	25,000,000	—
U.S. treasury obligations	—	96,225,436	—
Totals by level	$—	$9,753,422,202	$—

The accompanying notes are an integral part of these financial statements.

Ultra Short Duration Income Fund
13

Financial statements

Statement of assets and liabilities

1/31/25 (Unaudited)

ASSETS
Investment in securities, at value (Note 1):
Unaffiliated issuers (identified cost $9,730,538,667)	$9,753,422,202
Cash	11,095
Interest and other receivables	74,925,751
Receivable for shares of the fund sold	51,992,052
Prepaid assets	316,119
Total assets	9,880,667,219

LIABILITIES
Payable for investments purchased	86,648,669
Payable for shares of the fund repurchased	22,442,029
Payable for compensation of Manager (Note 2)	1,377,814
Payable for custodian fees (Note 2)	83,966
Payable for investor servicing fees (Note 2)	1,211,939
Payable for Trustee compensation and expenses (Note 2)	375,124
Payable for administrative services (Note 2)	16,143
Payable for distribution fees (Note 2)	270,479
Distributions payable to shareholders	1,581,340
Other accrued expenses	677,313
Total liabilities	114,684,816
Net assets	$9,765,982,403

Represented by
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$9,766,981,382
Total distributable earnings (Note 1)	(998,979)
Total — Representing net assets applicable to capital shares outstanding	$9,765,982,403

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
Net asset value, offering price and redemption price per class A share ($3,113,794,173 divided by 307,696,010 shares)	$10.12
Net asset value and offering price per class C share ($11,579,849 divided by 1,145,535 shares)*	$10.11
Net asset value and redemption price per class N share ($7,465,759 divided by 738,625 shares)	$10.11
Offering price per class N share (100/98.50 of $10.11)**	$10.26
Net asset value, offering price and redemption price per class R share ($3,413,453 divided by 337,816 shares)	$10.10
Net asset value, offering price and redemption price per class R6 share ($433,521,594 divided by 42,781,277 shares)	$10.13
Net asset value, offering price and redemption price per class Y share ($6,196,207,575 divided by 611,647,068 shares)	$10.13
*	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
**	On single retail sales of less than $50,000. On sales of more than $50,000 the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

14	Ultra Short Duration Income Fund

Statement of operations

Six months ended 1/31/25 (Unaudited)

Investment income
Interest	$257,326,105
Dividends (including dividend income of $1,789,669 from investments in affiliated issuers) (Note 5)	1,789,669
Total investment income	259,115,774

EXPENSES
Compensation of Manager (Note 2)	12,869,064
Investor servicing fees (Note 2)	3,678,833
Custodian fees (Note 2)	64,321
Trustee compensation and expenses (Note 2)	170,769
Distribution fees (Note 2)	1,562,744
Administrative services (Note 2)	99,910
Other	895,113
Fees waived and reimbursed by Manager (Note 2)	(2,429,884)
Total expenses	16,910,870
Expense reduction (Note 2)	(25,378)
Net expenses	16,885,492
Net investment income	242,230,282

REALIZED AND UNREALIZED GAIN
Net realized gain on:
Securities from unaffiliated issuers (Notes 1 and 3)	5,420,526
Total net realized gain	5,420,526
Change in net unrealized appreciation on:
Securities from unaffiliated issuers	1,368,382
Total change in net unrealized appreciation	1,368,382
Net gain on investments	6,788,908
Net increase in net assets resulting from operations	$249,019,190

The accompanying notes are an integral part of these financial statements.

Ultra Short Duration Income Fund	15

Statement of changes in net assets

	Six months ended 1/31/25*	Year ended 7/31/24
INCREASE (DECREASE) IN NET ASSETS
Operations
Net investment income	$242,230,282	$528,039,403
Net realized gain on investments	5,420,526	4,172,007
Change in net unrealized appreciation of investments	1,368,382	73,784,410
Net increase in net assets resulting from operations	249,019,190	605,995,820
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(74,925,479)	(151,750,315)
Class C	(263,560)	(518,229)
Class N	(161,187)	(492,125)
Class R	(75,558)	(199,223)
Class R6	(11,398,607)	(27,226,303)
Class Y	(156,134,618)	(347,928,224)
Increase (decrease) from capital share transactions (Note 4)	119,475,441	(1,117,068,252)
Total increase (decrease) in net assets	125,535,622	(1,039,186,851)
Net assets
Beginning of period	9,640,446,781	10,679,633,632
End of period	$9,765,982,403	$9,640,446,781
*Unaudited.

The accompanying notes are an integral part of these financial statements.

16	Ultra Short Duration Income Fund

Financial highlights

(For a common share outstanding throughout the period)

INVESTMENT OPERATIONS					LESS DISTRIBUTIONS				RATIOS AND SUPPLEMENTAL DATA
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	Total distributions	Net asset value, end of period	Total return at net asset value (%)[a]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[b,c]	Ratio of net investment income (loss) to average net assets (%)[c]	Portfolio turnover (%)
Class A
January 31, 2025**	$10.11	.25	.01	.26	(.25)	(.25)	$10.12	2.65*	$3,113,794	.21*	2.48*	35*
July 31, 2024	10.04	.52	.07	.59	(.52)	(.52)	10.11	6.05	2,917,381.42		5.18	59
July 31, 2023	9.98	.39	.06	.45	(.39)	(.39)	10.04	4.61	3,042,385.42		3.80	35
July 31, 2022	10.08	.05	(.10)	(.05)	(.05)	(.05)	9.98	(.49)	4,297,725.40		.46	48
July 31, 2021	10.08	.04	—[d]	.04	(.04)	(.04)	10.08	.36	6,611,459.40		.37	63
July 31, 2020	10.05	.17	.03	.20	(.17)	(.17)	10.08	2.01	7,373,343.40		1.73	53
Class C
January 31, 2025**	$10.10	.23	.01	.24	(.23)	(.23)	$10.11	2.44*	$11,580	.41*	2.28*	35*
July 31, 2024	10.02	.48	.08	.56	(.48)	(.48)	10.10	5.73	11,476.82		4.78	59
July 31, 2023	9.97	.35	.05	.40	(.35)	(.35)	10.02	4.09	11,341.82		3.43	35
July 31, 2022	10.07	.02	(.10)	(.08)	(.02)	(.02)	9.97	(.78)	15,421	.68[e]	.20[e]	48
July 31, 2021	10.07	—[d]	—[d]	—[d]	—[d]	—[d]	10.07	.02	22,031	.75[e]	.02[e]	63
July 31, 2020	10.04	.13	.03	.16	(.13)	(.13)	10.07	1.61	27,790.80		1.24	53
Class N
January 31, 2025**	$10.10	.25	.01	.26	(.25)	(.25)	$10.11	2.57*	$7,466	.29*	2.40*	35*
July 31, 2024	10.02	.51	.08	.59	(.51)	(.51)	10.10	5.99	8,916.57		5.03	59
July 31, 2023	9.97	.38	.05	.43	(.38)	(.38)	10.02	4.34	10,828.57		3.84	35
July 31, 2022	10.07	.04	(.10)	(.06)	(.04)	(.04)	9.97	(.64)	7,791.55		.30	48
July 31, 2021	10.07	.02	—[d]	.02	(.02)	(.02)	10.07	.21	14,369.55		.22	63
July 31, 2020	10.04	.15	.03	.18	(.15)	(.15)	10.07	1.86	19,303.55		1.48	53
Class R
January 31, 2025**	$10.10	.23	—[d]	.23	(.23)	(.23)	$10.10	2.34*	$3,413	.41*	2.28*	35*
July 31, 2024	10.02	.48	.08	.56	(.48)	(.48)	10.10	5.73	3,381.82		4.77	59
July 31, 2023	9.97	.35	.05	.40	(.35)	(.35)	10.02	4.09	4,509.82		3.46	35
July 31, 2022	10.07	.02	(.10)	(.08)	(.02)	(.02)	9.97	(.78)	5,240	.69[e]	.24[e]	48
July 31, 2021	10.07	—[d]	—[d]	—[d]	—[d]	—[d]	10.07	.02	4,207	.75[e]	.02[e]	63
July 31, 2020	10.04	.13	.03	.16	(.13)	(.13)	10.07	1.61	5,118.80		1.30	53
Class R6
January 31, 2025**	$10.13	.26	—[d]	.26	(.26)	(.26)	$10.13	2.62*	$433,522	.15*	2.55*	35*
July 31, 2024	10.05	.54	.08	.62	(.54)	(.54)	10.13	6.29	484,884.29		5.31	59
July 31, 2023	10.00	.40	.05	.45	(.40)	(.40)	10.05	4.64	513,428.29		4.25	35
July 31, 2022	10.10	.06	(.10)	(.04)	(.06)	(.06)	10.00	(.37)	177,358.29		.69	48
July 31, 2021	10.09	.05	.01	.06	(.05)	(.05)	10.10	.57	121,669.29		.46	63
July 31, 2020	10.06	.18	.03	.21	(.18)	(.18)	10.09	2.12	92,676.29		1.80	53
Class Y
January 31, 2025**	$10.12	.26	.01	.27	(.26)	(.26)	$10.13	2.70*	$6,196,208	.16*	2.53*	35*
July 31, 2024	10.05	.53	.07	.60	(.53)	(.53)	10.12	6.15	6,214,408.32		5.27	59
July 31, 2023	9.99	.40	.06	.46	(.40)	(.40)	10.05	4.71	7,097,143.32		3.97	35
July 31, 2022	10.09	.06	(.10)	(.04)	(.06)	(.06)	9.99	(.39)	8,130,742.30		.60	48
July 31, 2021	10.09	.05	—[d]	.05	(.05)	(.05)	10.09	.46	8,944,133.30		.46	63
July 31, 2020	10.06	.18	.03	.21	(.18)	(.18)	10.09	2.11	8,857,867.30		1.79	53

The accompanying notes are an integral part of these financial statements.

Ultra Short Duration Income Fund
17

Financial highlights cont.

*	Not annualized.
**	Unaudited.
[a]	Total return assumes dividend reinvestment and does not reflect the effect of sales charges.
[b]	Includes amounts paid through expense offset arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.
[c]	Reflects an involuntary contractual expense limitation in effect during the period (Note 2). As a result of such limitation, the expenses of each class reflect a reduction of the following amounts:
Percentage of average net assets
January 31, 2025	0.03%
July 31, 2024	0.06
July 31, 2023	0.07
July 31, 2022	0.06
July 31, 2021	0.06
July 31, 2020	0.09
[d]	Amount represents less than $0.01 per share.
[e]	Reflects a voluntary waiver of certain fund expenses in effect during the period relating to the enhancement of certain annualized net yields for the fund. As a result of such waiver, the expenses reflect a reduction of the following amounts as a percentage of average net assets (Note 2):
	7/31/22	7/31/21
Class C	0.12%	0.05%
Class R	0.11	0.05

The accompanying notes are an integral part of these financial statements.

18
Ultra Short Duration Income Fund

Notes to financial statements 1/31/25 (Unaudited)

Unless otherwise noted, the “reporting period” represents the period from August 1, 2024 through January 31, 2025. The following table defines commonly used references within the Notes to financial statements:

References to	Represent
1940 Act	Investment Company Act of 1940, as amended
Franklin Advisers	Franklin Advisers, Inc., the fund’s investment manager, a direct wholly-owned subsidiary of Franklin Templeton
Franklin Distributors	Franklin Distributors, LLC, an indirect wholly-owned subsidiary of Franklin Templeton
Franklin Templeton	Franklin Resources, Inc.
Franklin Templeton Services	Franklin Templeton Services, LLC, a wholly-owned subsidiary of Franklin Templeton
FTIML	Franklin Templeton Investment Management Limited
JPMorgan	JPMorgan Chase Bank, N.A.
PIL	Putnam Investments Limited, an indirect wholly-owned subsidiary of Franklin Templeton
PSERV	Putnam Investor Services, Inc., a wholly-owned subsidiary of Franklin Templeton
Putnam Management	Putnam Investment Management, LLC, an indirect wholly-owned subsidiary of Franklin Templeton
SEC	Securities and Exchange Commission
State Street	State Street Bank and Trust Company

Putnam Ultra Short Duration Income Fund (the fund) is a diversified series of Putnam Funds Trust (the Trust), a Massachusetts business trust registered under the 1940 Act as an open-end management investment company. The goal of the fund is to seek as high a rate of current income as the fund’s investment manager believes is consistent with preservation of capital and maintenance of liquidity. The fund invests in a diversified portfolio of fixed income securities comprised of short duration, investment-grade money market and other fixed income securities. The fund’s investments may include obligations of the U.S. government, its agencies and instrumentalities, which are backed by the full faith and credit of the United States (e.g., U.S. Treasury bonds and Ginnie Mae mortgage-backed bonds) or by only the credit of a federal agency or government sponsored entity (e.g., Fannie Mae or Freddie Mac mortgage-backed bonds), domestic corporate debt obligations, taxable municipal debt securities, securitized debt instruments (such as mortgage- and asset backed securities), repurchase agreements, certificates of deposit, bankers acceptances, commercial paper (including asset-backed commercial paper), time deposits, Yankee Eurodollar securities and other money market instruments. The fund may also invest in U.S.-dollar denominated foreign securities of these types. Under normal circumstances, the effective duration of the fund’s portfolio will generally not be greater than one year. Effective duration provides a measure of a fund’s interest-rate sensitivity. The longer a fund’s duration, the more sensitive the fund is to shifts in interest rates. Under normal circumstances, the dollar-weighted average portfolio maturity of the fund is not expected to exceed four years. The fund’s investment manager may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments. The fund may also use derivatives, such as futures, options and swap contracts, for both hedging and non-hedging purposes.

The fund offers the following share classes. The expenses for each class of shares may differ based on the distribution and investor servicing fees of each class, which are identified in Note 2.

Share class	Sales charge	Contingent deferred sales charge	Conversion feature
Class A	None	1.00% on certain redemptions of shares bought with no initial sales charge	None
Class C	None	1.00% eliminated after one year	Converts to class A shares after 8 years
Class N	Up to 1.50%	0.25% on certain redemptions of shares bought with no initial sales charge	None
Class R †	None	None	None
Class R6 †	None	None	None
Class Y †	None	None	None
† Not available to all investors.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s Agreement and Declaration of Trust, any claims asserted by a shareholder against or on behalf of the Trust (or its series), including claims against Trustees and Officers, must be brought in courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Ultra Short Duration Income Fund
19

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation.  The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by the fund’s investment manager. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that the fund’s investment manager does not believe accurately reflects the security’s fair value, the security will be valued at fair value by the fund’s investment manager, which has been designated as valuation designee pursuant to Rule 2a–5 under the 1940 Act, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Joint trading account Pursuant to an exemptive order from the SEC, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Franklin Advisers. These balances may be invested in issues of short-term investments having maturities of up to 90 days.

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements, which totaled $26,260,517 at the end of the reporting period, is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Franklin Advisers is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, if any, is recorded on the accrual basis. Amortization and accretion of premiums and discounts on debt securities, if any, is recorded on the accrual basis.

Dividend income, net of any applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit Effective January 31, 2025, the fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers) managed by an affiliate of Franklin Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility) which matures on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the fund shall, in addition to interest charged on any borrowings made by the fund and other costs incurred by the fund, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in Other expenses in the Statements of operations. During the reporting period, the fund did not use the Global Credit Facility.

Prior to January 31, 2025, the fund participated, along with other Putnam funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Borrowings may have been made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest was charged to the fund based on the fund’s borrowings. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit was paid by the participating funds and a $75,000 fee was paid by the participating funds to State Street as agent of the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit was allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

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Ultra Short Duration Income Fund

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset and other income on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred for an unlimited period and the carry forwards will retain their character as either short-term or long-term capital losses. At July 31, 2024, the fund had the following capital loss carryovers available, to the extent allowed by the Code, to offset future net capital gain, if any:

Loss carryover
Short-term	Long-term	Total
$16,033,502	$12,729,751	$28,763,253

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The aggregate identified cost on a tax basis is $9,730,539,041, resulting in gross unrealized appreciation and depreciation of $31,891,510 and $9,008,349, respectively, or net unrealized appreciation of $22,883,161.

Distributions to shareholders Income dividends are recorded daily by the fund and are paid monthly. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2: Management fee, administrative services and other transactions

The fund pays Franklin Advisers a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (including open-end funds managed by affiliates of Putnam Management that have been deemed to be sponsored by Putnam Management for this purpose) (excluding net assets of such funds that are invested in, or that are invested in by, other such funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

0.440%	of the first $5 billion,
0.390%	of the next $5 billion,
0.340%	of the next $10 billion,
0.290%	of the next $10 billion,
0.240%	of the next $50 billion,
0.220%	of the next $50 billion,
0.210%	of the next $100 billion and
0.205%	of any excess thereafter.

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.134% of the fund’s average net assets.

Franklin Advisers has contractually agreed, through November 30, 2025, to waive fees and/or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Franklin Advisers has also contractually agreed to waive fees (and, to the extent necessary, bear other expenses) of the fund through November 30, 2025, to the extent that total expenses of the fund (excluding brokerage, interest, taxes, investment-related expenses, payments under distribution plans, extraordinary expenses, payments under the fund’s investor servicing contract and acquired fund fees and expenses, but including payments under the fund’s investment management contract) would exceed an annual rate of 0.24% of the fund’s average net assets. During the reporting period, the fund’s expenses were reduced by $2,429,884 as a result of this limit.

Franklin Advisers has retained Putnam Management as a sub-advisor for the fund pursuant to a sub-advisory agreement. Pursuant to the agreement, Putnam Management provides certain advisory and related services to the fund. Franklin Advisers pays a monthly fee to Putnam Management based on the costs of Putnam Management in providing these services to the fund, which may include a mark-up not to exceed 15% over such costs.

Effective November 1, 2024, FTIML is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Franklin Advisers from time to time. FTIML did not manage any portion of the assets of the fund during the reporting period. If Franklin Advisers were to engage the services of FTIML, Franklin Advisers (and not the fund) would pay a monthly sub-management fee to FTIML for its services at an annual rate of 0.20% of the average net assets of the portion of the fund managed by FTIML.

Prior to November 1, 2024, PIL was authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Franklin Advisers from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Franklin Advisers had engaged the services of PIL, Franklin Advisers (and not the fund) would have paid a quarterly sub-management fee to PIL for its services at an annual rate of 0.20% of the average net assets of the portion of the fund managed by PIL. Effective November 1, 2024, PIL merged into FTIML, and PIL investment professionals became employees of FTIML.

Franklin Templeton Services provides certain administrative services to the fund. The fee for those services is paid by the fund’s investment manager based on the fund’s average daily net assets and is not an additional expense of the fund.

The fund reimburses Franklin Advisers an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custodian fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

PSERV, an affiliate of Franklin Advisers, provides investor servicing agent functions to the fund. PSERV received fees for investor servicing for class A, class C, class N, class R and class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the fund; (2) a specified rate of the fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. PSERV has agreed that the aggregate investor servicing fees for each fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the fund’s average assets attributable to such accounts.

Class R6 shares paid a monthly fee based on the average net assets of class R6 shares at an annual rate of 0.05%.

During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class A	$1,170,137
Class C	4,477
Class N	2,597
Class R	1,283
Class R6	111,381
Class Y	2,388,958
Total	$3,678,833

The fund has entered into expense offset arrangements with PSERV and State Street whereby PSERV’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $25,378 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $6,387 as a quarterly retainer, has been allocated to the fund, and an additional fee

Ultra Short Duration Income Fund
21

for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plans is to compensate Franklin Distributors for services provided and expenses incurred in distributing shares of the fund. The Plans provide payments by the fund to Franklin Distributors at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the fund at the following annual rate (Approved %) of the average net assets attributable to each class. During the reporting period, the class-specific expenses related to distribution fees were as follows:

	Maximum%	Approved%	Amount
Class A	0.35%	0.10%	$1,517,000
Class C	1.00%	0.50%	29,012
Class N	0.25%	0.25%	8,417
Class R	1.00%	0.50%	8,315
Total			$1,562,744

For the reporting period, Franklin Distributors, acting as underwriter, received net commissions of no monies from the sale of class N shares and received no monies in contingent deferred sales charges from redemptions of class class C shares purchased by exchange from another Putnam fund.

A deferred sales charge of up to 1.00% for class A shares may be assessed on certain redemptions. For the reporting period, Franklin Distributors, acting as underwriter, received no monies in contingent deferred sales charges from redemptions of class A shares purchased by exchange from another Putnam fund.

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities (Long-term)	$2,909,854,669	$2,588,562,591
U.S. government securities (Long-term)	—	—
Total	$2,909,854,669	$2,588,562,591

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions, including, if applicable, direct exchanges pursuant to share conversions, in capital shares were as follows:

	SIX MONTHS ENDED 1/31/25		YEAR ENDED 7/31/24
Class A	Shares	Amount	Shares	Amount
Shares sold	78,822,433	$798,032,215	109,694,821	$1,105,039,398
Shares issued in connection with reinvestment of distributions	7,378,138	74,689,628	14,870,421	149,832,137
	86,200,571	872,721,843	124,565,242	1,254,871,535
Shares repurchased	(66,973,491)	(678,032,722)	(139,251,997)	(1,402,486,456)
Net increase (decrease)	19,227,080	$194,689,121	(14,686,755)	$(147,614,921)
	SIX MONTHS ENDED 1/31/25		YEAR ENDED 7/31/24
Class C	Shares	Amount	Shares	Amount
Shares sold	274,279	$2,774,248	566,464	$5,700,219
Shares issued in connection with reinvestment of distributions	26,081	263,560	51,039	513,719
	300,360	3,037,808	617,503	6,213,938
Shares repurchased	(290,750)	(2,940,215)	(612,890)	(6,164,443)
Net increase	9,610	$97,593	4,613	$49,495
	SIX MONTHS ENDED 1/31/25		YEAR ENDED 7/31/24
Class N	Shares	Amount	Shares	Amount
Shares sold	263,706	$2,666,884	347,227	$3,494,343
Shares issued in connection with reinvestment of distributions	16,118	161,187	48,837	491,428
	279,824	2,828,071	396,064	3,985,771
Shares repurchased	(423,938)	(4,286,728)	(593,433)	(5,971,835)
Net decrease	(144,114)	$(1,458,657)	(197,369)	$(1,986,064)

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Ultra Short Duration Income Fund

	SIX MONTHS ENDED 1/31/25		YEAR ENDED 7/31/24
Class R	Shares	Amount	Shares	Amount
Shares sold	28,117	$284,854	138,321	$1,389,020
Shares issued in connection with reinvestment of distributions	7,552	75,558	19,500	196,127
	35,669	360,412	157,821	1,585,147
Shares repurchased	(32,666)	(330,394)	(272,937)	(2,744,386)
Net increase (decrease)	3,003	$30,018	(115,116)	$(1,159,239)
	SIX MONTHS ENDED 1/31/25		YEAR ENDED 7/31/24
Class R6	Shares	Amount	Shares	Amount
Shares sold	9,521,795	$96,506,837	23,551,420	$237,281,344
Shares issued in connection with reinvestment of distributions	623,561	6,320,828	1,503,960	15,174,430
	10,145,356	102,827,665	25,055,380	252,455,774
Shares repurchased	(15,242,238)	(154,568,657)	(28,266,356)	(285,082,497)
Net decrease	(5,096,882)	$(51,740,992)	(3,210,976)	$(32,626,723)
	SIX MONTHS ENDED 1/31/25		YEAR ENDED 7/31/24
Class Y	Shares	Amount	Shares	Amount
Shares sold	170,740,472	$1,730,417,493	331,133,350	$3,337,315,668
Shares issued in connection with reinvestment of distributions	13,795,167	139,788,916	30,464,281	307,234,628
	184,535,639	1,870,206,409	361,597,631	3,644,550,296
Shares repurchased	(186,716,206)	(1,892,348,051)	(454,207,401)	(4,578,281,096)
Net decrease	(2,180,567)	$(22,141,642)	(92,609,770)	$(933,730,800)

Note 5: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

Name of affiliate	Fair value as of 7/31/24	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 1/31/25
Short-term investments
Putnam Short Term Investment Fund Class P ‡	$—	$1,778,240,041	$1,778,240,041	$1,789,669	$—
Total Short-term investments	$—	$1,778,240,041	$1,778,240,041	$1,789,669	$—
‡ Management fees charged to Putnam Short Term Investment Fund have been waived by Franklin Advisers. There were no realized or unrealized gains or losses during the period.

Note 6: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The fund may invest in higher-yielding, lower-rated bonds that may have a higher rate of default. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Ultra Short Duration Income Fund
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Note 7: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	RBC Capital Markets, LLC	Total
Assets:
Repurchase agreements **	$25,000,000	$25,000,000
Total Assets	$25,000,000	$25,000,000
Liabilities:
Total Liabilities	$—	$—
Total Financial and Derivative Net Assets	$25,000,000	$25,000,000
Total collateral received (pledged) †##	$25,000,000
Net amount	$—
Controlled collateral received (including TBA commitments)**	$—	$—
Uncontrolled collateral received	$26,260,517	$26,260,517
Collateral (pledged) (including TBA commitments)**	$—	$—
**	Included with Investments in securities on the Statement of assets and liabilities.
†	Additional collateral may be required from certain brokers based on individual agreements.
##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

Note 8: Operating segments

The fund has adopted the Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) 2023–07, Segment Reporting (Topic 280)   — Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the fund’s financial position or results of operations.

The fund operates as a single operating segment, which is an investment portfolio. The fund’s investment manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.

For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of assets and liabilities and the Statement of operations, along with the related notes to the financial statements. The fund’s portfolio provides details of the fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial highlights.

24
Ultra Short Duration Income Fund

Changes in and disagreements with accountants

Not applicable

Results of any shareholder votes

Not applicable

Remuneration paid to directors, officers, and others

Remuneration paid to directors, officers, and others is included in the Notes to financial statements above.

Ultra Short Duration Income Fund
25

Board approval of management and subadvisory agreements (Unaudited)

At its meeting on September 27, 2024, the Board of Trustees of your fund, including all of the Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Putnam mutual funds, closed-end funds and exchange-traded funds (collectively, the “funds”) (the “Independent Trustees”), approved a new Sub-Advisory Agreement with respect to your fund (the “New FTIML Sub-Advisory Agreement”) between Franklin Advisers, Inc. (“Franklin Advisers”) and its affiliate, Franklin Templeton Investment Management Limited (“FTIML”). Franklin Advisers and FTIML are each direct or indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Templeton”). (Because FTIML is an affiliate of Franklin Advisers and Franklin Advisers remains fully responsible for all services provided by FTIML, the Trustees did not attempt to evaluate FTIML as a separate entity.)

The Board of Trustees, with the assistance of its Contract Committee (which consists solely of Independent Trustees) and its independent legal counsel (as that term is defined in Rule 0-1(a)(6)(i) under the 1940 Act), requested and evaluated all information it deemed reasonably necessary under the circumstances in connection with its review of the New FTIML Sub-Advisory Agreement. At its September 2024 meeting, the Contract Committee met with representatives of Franklin Templeton, and separately in executive session, to consider the information provided. At the September 2024 Board of Trustees’ meetings, the Contract Committee also met in executive session with the other Independent Trustees to discuss its observations and recommendations. Throughout this process, the Contract Committee was assisted by the members of the Board of Trustees’ independent staff and by independent legal counsel for the Independent Trustees.

Considerations in connection with the Trustees’ approval of the New FTIML Sub-Advisory Agreement

The Trustees considered the proposed New FTIML Sub-Advisory Agreement in connection with the planned November 1, 2024 merger (the “Merger”) of Putnam Investments Limited (“PIL”), an affiliate of Franklin Advisers and a sub-adviser to your fund prior to the Merger, with and into FTIML. The Trustees considered that, in connection with the Merger, PIL investment professionals would become employees of FTIML, and, upon consummation of the Merger, PIL would cease to exist as a separate legal entity.

The Trustees noted that Franklin Templeton viewed the Merger as a further step in the integration of the legacy Putnam and Franklin Templeton organizations, offering potential operational efficiencies and enhanced investment resources for the funds. The Trustees also considered, among other factors, that:

• The Merger and the New FTIML Sub-Advisory Agreement would not result in any reduction or material change in the nature or the level of the sub-advisory services provided to the funds;

• The PIL portfolio managers who are responsible for the day-to-day management of the applicable funds would be the same immediately prior to, and immediately after, the Merger, and these investment personnel would have access to the same research and other resources to support their respective investment advisory functions and operate under the same conditions both immediately before and after the Merger;

• Despite a change in the sub-advisory fee structure for certain funds, the New FTIML Sub-Advisory Agreement would not result in an increase in the advisory fee rates payable by each fund, as Franklin Advisers would be responsible for overseeing the investment advisory services provided to the applicable funds by FTIML under the New FTIML Sub-Advisory Agreement and would compensate FTIML for such services out of the fees it receives under each fund’s Management Contract with Franklin Advisers; and

• The terms of the New FTIML Sub-Advisory Agreement were substantially similar to those under the sub-management contract between Franklin Advisers and PIL with respect to the fund (the “PIL Sub-Management Contract”). 1

The Trustees also considered that, prior to the Merger, counsel to Franklin Advisers and FTIML had provided a legal opinion that the Merger and the appointment of FTIML as sub-adviser to the funds would not result in an “assignment” under the 1940 Act of the PIL Sub-Management Contract and that the New FTIML Sub-Advisory Agreement did not require shareholder approval.

The Trustees also took into account that they had most recently approved the fund’s PIL Sub-Management Contract in June 2024. Because, other than the parties to the contract, the revised sub-advisory fee structure for certain funds, and certain other non-substantive changes to contractual terms, the New FTIML Sub-Advisory Agreement was substantially similar to the PIL Sub-Management Contract, the Trustees relied to a considerable extent on their previous approval of the PIL Sub-Management Contract.

Board of Trustees’ Conclusions

After considering the factors described above, as well as other factors, the Board of Trustees, including all of the Independent Trustees, concluded that the fees payable under the New FTIML Sub-Advisory Agreement represented reasonable compensation in light of the nature and quality of the services that would be provided to the funds, and determined to approve the New FTIML Sub-Advisory Agreement for your fund. These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor.

1 The New PIL Sub-Management Contract was operative until the effective date of the Merger, November 1, 2024, and was replaced by the New FTIML Sub-Advisory Agreement effective as of that date.

26
Ultra Short Duration Income Fund

© 2025 Franklin Templeton. All rights reserved.	39200-SFSOI 3/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included in Item 7 above.

Item 9. Proxy Disclosure for Open-End Management Investment Companies.

Included in Item 7 above.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included in Item 7 above.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included in Item 7 above.

Item 12. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 13. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 16. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 17. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable

Item 19. Exhibits:

(a)(1) Not applicable

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Jeffrey White

Jeffrey White Principal Accounting Officer

Date: March 27, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz

Jonathan S. Horwitz Principal Executive Officer

Date: March 27, 2025

By (Signature and Title):

/s/ Jeffrey White

Jeffrey White Principal Financial Officer

Date: March 27, 2025